UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	(811-05452)

Exact name of registrant as specified in charter:	Putnam Premier Income Trust

Address of principal executive offices:	100 Federal Street, Boston, Massachusetts 02110

Name and address of agent for service:	Stephen Tate, Vice President 100 Federal Street Boston, Massachusetts 02110

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

James E. Thomas, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	July 31, 2024

Date of reporting period:	August 1, 2023 – January 31, 2024

Item 1. Report to Stockholders:

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940:

FRANKLIN TEMPLETON

Putnam Premier Income Trust

Semiannual report

1 | 31 | 24

The Securities and Exchange Commission has adopted new regulations that will result in changes to the design and delivery of annual and semiannual shareholder reports beginning in July 2024.

If you have previously elected to receive shareholder reports electronically, you will continue to do so and need not take any action.

Otherwise, paper copies of the Fund's shareholder reports will be mailed to you beginning in July 2024.

Income funds invest in bonds and other securities with the goal of providing a steady stream of income over time.

FUND SYMBOL

PPT

Putnam
Premier Income
Trust

Semiannual report
1 | 31 | 24

Message from the Trustees	1
Your fund at a glance	2
Other information for shareholders	3
Important notice regarding Putnam’s privacy policy	4
Summary of dividend reinvestment plans	5
Financial statements	7
Shareholder meeting results	64

Message from the Trustees

March 21, 2024

Dear Fellow Shareholder:

We are pleased to report that on January 1, 2024, Franklin Resources, Inc., a leading global asset management firm operating as Franklin Templeton, acquired Putnam Investments. With complementary capabilities and an established infrastructure serving over 150 countries, Franklin Templeton enhances Putnam’s investment, risk management, operations, and technology platforms. Together, our firms are committed to delivering strong fund performance and more choices for our investors.

We are also excited to welcome Jane E. Trust as an interested trustee to your Board of Trustees. Ms. Trust contributes over 30 years of investment management experience to The Putnam Funds, and has served as Senior Vice President, Fund Board Management, at Franklin Templeton since 2020.

As we enter this new chapter, you can rest assured that your fund continues to be actively managed by the same experienced professionals. Your investment team is exploring new and attractive opportunities for your fund while monitoring changing market conditions.

Thank you for investing with Putnam.

Credit qualities are shown as a percentage of the fund’s net assets as of 1/31/24. A bond rated BBB or higher (A-3 or higher, for short-term debt) is considered investment grade. This chart reflects the highest security rating provided by one or more of Standard & Poor’s, Moody’s, and Fitch. Ratings and portfolio credit quality will vary over time. Due to rounding, percentages may not equal 100%.

Cash and net other assets, if any, represent the market value weights of cash, derivatives, and short-term securities in the portfolio. The fund itself has not been rated by an independent rating agency.

2 Premier Income Trust

Other information for shareholders

Important notice regarding share repurchase program

In September 2023, the Trustees of your fund approved the renewal of a share repurchase program that had been in effect since 2005. This renewal allows your fund to repurchase, in the 365 days beginning October 1, 2023, up to 10% of the fund’s common shares outstanding as of September 30, 2023.

Important notice regarding delivery of shareholder documents

In accordance with Securities and Exchange Commission (SEC) regulations, Putnam sends a single notice of internet availability, or a single printed copy, of annual and semiannual shareholder reports, prospectuses, and proxy statements to Putnam shareholders who share the same address, unless a shareholder requests otherwise. If you prefer to receive your own copy of these documents, please call Putnam at 1-800-225-1581, and Putnam will begin sending individual copies within 30 days.

Proxy voting

Putnam is committed to managing our funds in the best interests of our shareholders. The Putnam funds’ proxy voting guidelines and procedures, as well as information regarding how your fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2023, are available in the Individual Investors section of putnam.com and on the SEC’s website, www.sec.gov. If you have questions about finding forms on the SEC’s website, you may call the SEC at 1-800-SEC-0330. You may also obtain the Putnam funds’ proxy voting guidelines and procedures at no charge by calling Putnam’s Shareholder Services at 1-800-225-1581.

Fund portfolio holdings

The fund will file a complete schedule of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT within 60 days of the end of such fiscal quarter. Shareholders may obtain the fund’s Form N-PORT on the SEC’s website at www.sec.gov.

Premier Income Trust 3

Important notice regarding Putnam’s privacy policy

In order to conduct business with our shareholders, we must obtain certain personal information such as account holders’ names, addresses, Social Security numbers, and dates of birth. Using this information, we are able to maintain accurate records of accounts and transactions.

It is our policy to protect the confidentiality of our shareholder information, whether or not a shareholder currently owns shares of our funds. In particular, it is our policy not to sell information about you or your accounts to outside marketing firms. We have safeguards in place designed to prevent unauthorized access to our computer systems and procedures to protect personal information from unauthorized use.

Under certain circumstances, we must share account information with outside vendors who provide services to us, such as mailings and proxy solicitations. In these cases, the service providers enter into confidentiality agreements with us, and we provide only the information necessary to process transactions and perform other services related to your account. Finally, it is our policy to share account information with your financial representative, if you’ve listed one on your Putnam account.

4 Premier Income Trust

Summary of Putnam closed-end funds’ amended and restated dividend reinvestment plans

Putnam Managed Municipal Income Trust, Putnam Master Intermediate Income Trust, Putnam Municipal Opportunities Trust and Putnam Premier Income Trust (each, a “Fund” and collectively, the “Funds”) each offer a dividend reinvestment plan (each, a “Plan” and collectively, the “Plans”). If you participate in a Plan, all income dividends and capital gain distributions are automatically reinvested in Fund shares by the Fund’s agent, Putnam Investor Services, Inc. (the “Agent”). If you are not participating in a Plan, every month you will receive all dividends and other distributions in cash, paid by check and mailed directly to you or your intermediary.

Upon a purchase (or, where applicable, upon registration of transfer on the shareholder records of a Fund) of shares of a Fund by a registered shareholder, each such shareholder will be deemed to have elected to participate in that Fund’s Plan. Each such shareholder will have all distributions by a Fund automatically reinvested in additional shares, unless such shareholder elects to terminate participation in a Plan by instructing the Agent to pay future distributions in cash. Shareholders who were not participants in a Plan as of January 31, 2010, will continue to receive distributions in cash but may enroll in a Plan at any time by contacting the Agent.

If you participate in a Fund’s Plan, the Agent will automatically reinvest subsequent distributions, and the Agent will send you a confirmation in the mail telling you how many additional shares were issued to your account.

To change your enrollment status or to request additional information about the Plans, you may contact the Agent either in writing, at P.O. Box 8383, Boston, MA 02266-8383, or by telephone at 1-800-225-1581 during normal East Coast business hours.

How you acquire additional shares through a Plan If the market price per share for your Fund’s shares (plus estimated brokerage commissions) is greater than or equal to their net asset value per share on the payment date for a distribution, you will be issued shares of the Fund at a value equal to the higher of the net asset value per share on that date or 95% of the market price per share on that date.

If the market price per share for your Fund’s shares (plus estimated brokerage commissions) is less than their net asset value per share on the payment date for a distribution, the Agent will buy Fund shares for participating accounts in the open market. The Agent will aggregate open-market purchases on behalf of all participants, and the average price (including brokerage commissions) of all shares purchased by the Agent will be the price per share allocable to each participant. The Agent will generally complete these open-market purchases within five business days following the payment date. If, before the Agent has completed open-market purchases, the market price per share (plus estimated brokerage commissions) rises to exceed the net asset value per share on the payment date, then the purchase price may exceed the net asset value per share, potentially resulting in the acquisition of fewer shares than if the distribution had been paid in newly issued shares.

How to withdraw from a Plan Participants may withdraw from a Fund’s Plan at any time by notifying the Agent, either in writing or by telephone. Such withdrawal will be effective immediately if notice is received by the Agent with sufficient time prior to any distribution record date; otherwise, such withdrawal will be effective with respect to any subsequent distribution following notice of withdrawal. There is no penalty for withdrawing from or not participating in a Plan.

Plan administration The Agent will credit all shares acquired for a participant under a Plan to the account in which the participant’s common shares are held. Each participant

Premier Income Trust 5

will be sent reasonably promptly a confirmation by the Agent of each acquisition made for their account.

About brokerage fees Each participant pays a proportionate share of any brokerage commissions incurred if the Agent purchases additional shares on the open market, in accordance with the Plans. There are no brokerage charges applied to shares issued directly by the Funds under the Plans.

About taxes and Plan amendments Reinvesting dividend and capital gain distributions in shares of the Funds does not relieve you of tax obligations, which are the same as if you had received cash distributions. The Agent supplies tax information to you and to the IRS annually. Each Fund reserves the right to amend or terminate its Plan upon 30 days’ written notice. However, the Agent may assign its rights, and delegate its duties, to a successor agent with the prior consent of a Fund and without prior notice to Plan participants.

If your shares are held in a broker or nominee name If your shares are held in the name of a broker or nominee offering a dividend reinvestment service, consult your broker or nominee to ensure that an appropriate election is made on your behalf. If the broker or nominee holding your shares does not provide a reinvestment service, you may need to register your shares in your own name in order to participate in a Plan.

In the case of record shareholders such as banks, brokers or nominees that hold shares for others who are the beneficial owners of such shares, the Agent will administer the Plan on the basis of the number of shares certified by the record shareholder as representing the total amount registered in such shareholder’s name and held for the account of beneficial owners who are to participate in the Plan.

6 Premier Income Trust

Financial statements

These sections of the report, as well as the accompanying Notes, constitute the fund’s financial statements.

The fund’s portfolio lists all the fund’s investments and their values as of the last day of the reporting period. Holdings are organized by asset type and industry sector, country, or state to show areas of concentration and diversification.

Statement of assets and liabilities shows how the fund’s net assets and share price are determined. All investment and non-investment assets are added together. Any unpaid expenses and other liabilities are subtracted from this total. The result is divided by the number of shares to determine the net asset value per share, which is calculated separately for each class of shares. (For funds with preferred shares, the amount subtracted from total assets includes the liquidation preference of preferred shares.)

Statement of operations shows the fund’s net investment gain or loss. This is done by first adding up all the fund’s earnings — from dividends and interest income — and subtracting its operating expenses to determine net investment income (or loss). Then, any net gain or loss the fund realized on the sales of its holdings — as well as any unrealized gains or losses over the period — is added to or subtracted from the net investment result to determine the fund’s net gain or loss for the fiscal period.

Statement of changes in net assets shows how the fund’s net assets were affected by the fund’s net investment gain or loss, by distributions to shareholders, and by changes in the number of the fund’s shares. It lists distributions and their sources (net investment income or realized capital gains) over the current reporting period and the most recent fiscal year-end. The distributions listed here may not match the sources listed in the Statement of operations because the distributions are determined on a tax basis and may be paid in a different period from the one in which they were earned. Dividend sources are estimated at the time of declaration. Actual results may vary. Any non-taxable return of capital cannot be determined until final tax calculations are completed after the end of the fund’s fiscal period.

Financial highlights provide an overview of the fund’s investment results, per-share distributions, expense ratios, net investment income ratios, and portfolio turnover (not required for money market funds) in one summary table, reflecting the five most recent reporting periods. In a semiannual report, the highlights table also includes the current reporting period.

Premier Income Trust 7

The fund’s portfolio 1/31/24 (Unaudited)

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (48.6%)*	Principal amount	Value
U.S. Government Guaranteed Mortgage Obligations (8.5%)
Government National Mortgage Association Pass-Through Certificates
5.50%, TBA, 2/1/54	$11,000,000	$11,084,803
5.50%, 5/20/49	38,568	39,546
5.00%, 5/20/49	116,982	117,512
4.50%, TBA, 2/1/54	12,000,000	11,704,746
4.50%, with due dates from 10/20/49 to 1/20/50	121,566	119,705
4.00%, TBA, 2/1/54	8,000,000	7,612,874
4.00%, with due dates from 8/20/49 to 12/20/49	75,171	71,827
3.50%, with due dates from 8/20/49 to 3/20/50	892,550	824,103
		31,575,116
U.S. Government Agency Mortgage Obligations (40.1%)
Federal National Mortgage Association Pass-Through Certificates
5.00%, with due dates from 1/1/49 to 8/1/49	123,579	123,269
4.50%, 5/1/49	18,522	18,190
Uniform Mortgage-Backed Securities
6.50%, TBA, 2/1/54	33,000,000	33,795,353
6.00%, TBA, 2/1/54	72,000,000	73,037,815
5.50%, TBA, 2/1/54	13,000,000	13,048,242
5.00%, TBA, 2/1/54	14,000,000	13,848,516
3.50%, TBA, 2/1/54	6,000,000	5,475,000
3.00%, TBA, 2/1/54	5,000,000	4,387,305
2.50%, TBA, 2/1/54	6,000,000	5,056,875
		148,790,565
Total U.S. government and agency mortgage obligations (cost $180,009,760)		$180,365,681

U.S. TREASURY OBLIGATIONS (0.3%)*	Principal amount	Value
U.S. Treasury Notes 1.625%, 5/15/31 [i]	$1,224,000	$1,053,289
Total U.S. treasury obligations (cost $1,053,289)		$1,053,289

MORTGAGE-BACKED SECURITIES (38.7%)*	Principal amount	Value
Agency collateralized mortgage obligations (13.7%)
Federal Home Loan Mortgage Corporation
Federal Home Loan Mortgage Corporation	$856,841	$173,234
REMICs Ser. 5091, Class IL, IO, 4.50%, 3/25/51	5,199,643	1,071,248
REMICs Ser. 5093, Class YI, IO, 4.50%, 12/25/50	3,954,376	872,352
REMICs Ser. 5024, Class HI, IO, 4.50%, 10/25/50	7,008,041	1,536,310
REMICs Ser. 4984, Class IL, IO, 4.50%, 6/25/50	4,916,451	1,093,866
REMICs Ser. 4000, Class PI, IO, 4.50%, 1/15/42	338,015	48,764
REMICs Ser. 5134, Class IC, IO, 4.00%, 8/25/51	8,024,639	1,469,504
REMICs Ser. 23-5349, Class IB, IO, 4.00%, 12/15/46	4,461,215	886,872
REMICs Ser. 4193, Class PI, IO, 4.00%, 3/15/43	1,082,917	158,781
REMICs Ser. 4105, Class HI, IO, 3.50%, 7/15/41	471,365	32,257
Strips Ser. 304, Class C37, IO, 3.50%, 12/15/27	217,061	6,463
REMICs IFB Ser. 5011, Class SA, IO, ((-1 x US 30 Day Average SOFR) + 6.14%), 0.791%, 9/25/50	8,054,492	1,053,366

8 Premier Income Trust

MORTGAGE-BACKED SECURITIES (38.7%)* cont.	Principal amount	Value
Agency collateralized mortgage obligations cont.
Federal Home Loan Mortgage Corporation
REMICs IFB Ser. 4742, Class S, IO, ((-1 x US 30 Day Average SOFR) + 6.09%), 0.74%, 12/15/47	$1,346,214	$159,916
REMICs IFB Ser. 5002, Class SJ, IO, ((-1 x US 30 Day Average SOFR) + 5.99%), 0.641%, 7/25/50	7,491,011	860,239
REMICs IFB Ser. 4839, Class WS, IO, ((-1 x US 30 Day Average SOFR) + 5.99%), 0.64%, 8/15/56	4,763,085	628,299
REMICs IFB Ser. 4945, Class SL, IO, ((-1 x US 30 Day Average SOFR) + 5.94%), 0.591%, 1/25/50	4,851,429	515,073
Structured Pass-Through Certificates FRB Ser. 57, Class 1AX, IO, 0.379%, 7/25/43 W	1,353,081	18,277
Federal National Mortgage Association
REMICs Ser. 16-3, Class NI, IO, 6.00%, 2/25/46	1,688,524	278,277
Interest Strip Ser. 374, Class 6, IO, 5.50%, 8/25/36	75,435	12,406
REMICs Ser. 15-30, IO, 5.50%, 5/25/45	2,595,518	411,441
Interest Strip Ser. 378, Class 19, IO, 5.00%, 6/25/35	223,239	31,139
REMICs Ser. 20-76, Class BI, IO, 4.50%, 11/25/50	7,215,007	1,283,988
REMICs Ser. 12-127, Class BI, IO, 4.50%, 11/25/42	285,493	55,133
REMICs Ser. 13-58, Class DI, IO, 4.00%, 6/25/43	2,722,761	474,727
REMICs Ser. 13-41, Class IP, IO, 4.00%, 5/25/43	810,963	115,530
REMICs Ser. 13-44, Class PI, IO, 4.00%, 1/25/43	609,873	78,918
REMICs Ser. 13-60, Class IP, IO, 4.00%, 10/25/42	432,936	46,952
REMICs Ser. 21-56, Class WI, IO, 2.50%, 9/25/51	14,997,524	2,002,900
REMICs IFB Ser. 10-35, Class SG, IO, ((-1 x US 30 Day Average SOFR) + 6.29%), 0.941%, 4/25/40	601,542	64,245
REMICs IFB Ser. 18-20, Class SB, IO, ((-1 x US 30 Day Average SOFR) + 6.14%), 0.791%, 3/25/48	2,969,213	256,540
REMICs IFB Ser. 18-38, Class SA, IO, ((-1 x US 30 Day Average SOFR) + 6.09%), 0.741%, 6/25/48	5,271,636	618,450
Grantor Trust Ser. 00-T6, IO, 0.717%, 11/25/40 W	802,491	2,778
REMICs IFB Ser. 17-32, Class SA, IO, ((-1 x US 30 Day Average SOFR) + 6.04%), 0.691%, 5/25/47	6,495,903	681,810
REMICs IFB Ser. 13-18, Class SB, IO, ((-1 x US 30 Day Average SOFR) + 6.04%), 0.691%, 10/25/41	27,793	29
REMICs IFB Ser. 20-12, Class SK, IO, ((-1 x US 30 Day Average SOFR) + 5.94%), 0.591%, 3/25/50	4,318,466	489,541
REMICs IFB Ser. 19-43, Class JS, IO, ((-1 x US 30 Day Average SOFR) + 5.94%), 0.591%, 8/25/49	2,874,728	253,635
REMICs FRB Ser. 19-61, Class S, IO, ((-1 x US 30 Day Average SOFR) + 5.89%), 0.541%, 11/25/49	5,584,541	710,091
REMICs IFB Ser. 11-101, Class SA, IO, ((-1 x US 30 Day Average SOFR) + 5.79%), 0.441%, 10/25/41	1,300,564	108,067
Government National Mortgage Association
Ser. 16-42, IO, 5.00%, 2/20/46	1,814,563	341,613
Ser. 18-127, Class IC, IO, 5.00%, 10/20/44	3,110,329	693,541
Ser. 14-76, IO, 5.00%, 5/20/44	725,101	144,325
Ser. 12-146, IO, 5.00%, 12/20/42	522,140	100,084
Ser. 10-35, Class UI, IO, 5.00%, 3/20/40	733,490	150,505
Ser. 10-20, Class UI, IO, 5.00%, 2/20/40	533,912	107,724
Ser. 09-121, Class UI, IO, 5.00%, 12/20/39	1,216,357	251,774

Premier Income Trust 9

MORTGAGE-BACKED SECURITIES (38.7%)* cont.	Principal amount	Value
Agency collateralized mortgage obligations cont.
Government National Mortgage Association
Ser. 17-26, Class MI, IO, 5.00%, 11/20/39	$2,464,099	$485,409
Ser. 15-79, Class GI, IO, 5.00%, 10/20/39	439,141	87,240
Ser. 18-94, Class AI, IO, 4.50%, 7/20/48	1,319,964	271,383
Ser. 21-122, Class GI, IO, 4.50%, 11/20/47	7,594,592	1,526,266
Ser. 13-34, Class IH, IO, 4.50%, 3/20/43	1,013,491	198,388
Ser. 17-42, Class IC, IO, 4.50%, 8/20/41	897,870	175,828
Ser. 10-35, Class AI, IO, 4.50%, 3/20/40	982,272	160,014
Ser. 10-35, Class DI, IO, 4.50%, 3/20/40	1,590,366	299,434
Ser. 10-35, Class QI, IO, 4.50%, 3/20/40	855,954	159,017
Ser. 15-186, Class AI, IO, 4.00%, 12/20/45	2,004,661	351,598
Ser. 15-53, Class MI, IO, 4.00%, 4/16/45	1,754,373	322,675
Ser. 15-64, Class YI, IO, 4.00%, 11/20/44	1,140,912	147,292
Ser. 14-149, Class IP, IO, 4.00%, 7/16/44	3,852,441	571,794
Ser. 17-93, Class TI, IO, 4.00%, 3/20/44	638,061	18,882
Ser. 14-4, Class IC, IO, 4.00%, 1/20/44	464,127	77,176
Ser. 14-100, Class NI, IO, 4.00%, 6/20/43	922,851	52,131
Ser. 13-165, Class IL, IO, 4.00%, 3/20/43	446,469	68,885
Ser. 12-56, Class IB, IO, 4.00%, 4/20/42	428,245	73,194
Ser. 21-156, IO, 3.50%, 7/20/51	8,932,547	1,499,855
Ser. 20-167, Class PI, IO, 3.50%, 11/20/50	5,083,964	948,285
Ser. 16-75, Class EI, IO, 3.50%, 8/20/45	896,626	141,744
Ser. 13-28, IO, 3.50%, 2/20/43	301,630	39,517
Ser. 13-54, Class JI, IO, 3.50%, 2/20/43	483,791	60,058
Ser. 13-14, IO, 3.50%, 12/20/42	1,776,998	211,498
Ser. 12-140, Class IC, IO, 3.50%, 11/20/42	1,943,160	322,469
Ser. 12-128, Class IA, IO, 3.50%, 10/20/42	1,899,784	299,909
Ser. 12-113, Class ID, IO, 3.50%, 9/20/42	832,077	134,083
Ser. 15-52, Class KI, IO, 3.50%, 11/20/40	778,237	44,037
Ser. 21-59, Class IP, IO, 3.00%, 4/20/51	7,480,866	1,175,917
Ser. 20-175, Class NI, IO, 3.00%, 11/20/50	6,003,307	948,063
Ser. 17-H19, Class MI, IO, 2.078%, 4/20/67 W	2,360,388	140,443
Ser. 16-H03, Class DI, IO, 2.053%, 12/20/65 W	4,933,923	194,258
Ser. 15-H25, Class EI, IO, 1.853%, 10/20/65 W	3,407,037	129,467
Ser. 15-H20, Class AI, IO, 1.819%, 8/20/65 W	4,689,356	156,624
FRB Ser. 15-H08, Class CI, IO, 1.796%, 3/20/65 W	3,201,250	95,717
Ser. 15-H23, Class BI, IO, 1.735%, 9/20/65 W	4,943,689	145,344
Ser. 16-H24, Class CI, IO, 1.663%, 10/20/66 W	3,647,847	108,706
Ser. 16-H14, IO, 1.662%, 6/20/66 W	3,492,111	95,286
Ser. 13-H08, Class CI, IO, 1.633%, 2/20/63 W	2,631,793	86,849
Ser. 14-H21, Class BI, IO, 1.533%, 10/20/64 W	5,226,407	154,179
IFB Ser. 23-35, Class SH, IO, ((-1 x US 30 Day Average SOFR) + 6.45%), 1.105%, 2/20/53	15,243,198	1,164,390
Ser. 18-H02, Class EI, IO, 1.025%, 1/20/68 W	8,190,214	394,867
IFB Ser. 21-98, Class SK, IO, ((-1 x CME Term SOFR 1 Month) + 6.19%), 0.849%, 6/20/51	10,406,117	1,349,569
IFB Ser. 21-77, Class SM, IO, ((-1 x CME Term SOFR 1 Month) + 6.19%), 0.849%, 5/20/51	6,538,979	787,471

10 Premier Income Trust

MORTGAGE-BACKED SECURITIES (38.7%)* cont.	Principal amount	Value
Agency collateralized mortgage obligations cont.
Government National Mortgage Association
IFB Ser. 21-59, Class SM, IO, ((-1 x CME Term SOFR 1 Month) + 6.19%), 0.849%, 4/20/51	$13,230,671	$1,392,859
IFB Ser. 21-59, Class SQ, IO, ((-1 x CME Term SOFR 1 Month) + 6.19%), 0.849%, 4/20/51	4,501,126	530,635
IFB Ser. 20-133, Class CS, IO, ((-1 x CME Term SOFR 1 Month) + 6.19%), 0.849%, 9/20/50	5,904,674	737,624
Ser. 16-H22, Class AI, IO, 0.785%, 10/20/66 W	5,253,164	192,439
Ser. 16-H23, Class NI, IO, 0.767%, 10/20/66 W	13,792,878	588,956
FRB Ser. 21-116, Class ES, IO, ((-1 x CME Term SOFR 1 Month) + 6.09%), 0.752%, 11/20/47	7,008,160	893,367
IFB Ser. 14-60, Class SD, IO, ((-1 x CME Term SOFR 1 Month) + 6.07%), 0.729%, 4/20/44	3,519,865	367,577
IFB Ser. 20-97, Class QS, IO, ((-1 x CME Term SOFR 1 Month) + 6.04%), 0.699%, 7/20/50	3,525,471	447,327
IFB Ser. 19-5, Class SB, IO, ((-1 x CME Term SOFR 1 Month) + 6.04%), 0.699%, 1/20/49	3,024,260	308,157
Ser. 16-H16, Class EI, IO, 0.684%, 6/20/66 W	3,664,651	139,623
IFB Ser. 20-63, Class SP, IO, ((-1 x CME Term SOFR 1 Month) + 5.99%), 0.649%, 5/20/50	4,347,920	479,185
IFB Ser. 20-63, Class PS, IO, ((-1 x CME Term SOFR 1 Month) + 5.99%), 0.649%, 4/20/50	5,511,428	626,891
IFB Ser. 19-96, Class SY, IO, ((-1 x CME Term SOFR 1 Month) + 5.99%), 0.649%, 8/20/49	4,316,962	485,140
IFB Ser. 19-83, Class SY, IO, ((-1 x CME Term SOFR 1 Month) + 5.99%), 0.649%, 7/20/49	3,832,986	411,011
IFB Ser. 19-89, Class PS, IO, ((-1 x CME Term SOFR 1 Month) + 5.99%), 0.649%, 7/20/49	4,933,070	481,567
Ser. 17-H02, Class BI, IO, 0.621%, 1/20/67 W	3,455,817	114,360
IFB Ser. 19-152, Class ES, IO, ((-1 x CME Term SOFR 1 Month) + 5.94%), 0.599%, 12/20/49	2,642,814	272,662
IFB Ser. 19-110, Class SQ, IO, ((-1 x CME Term SOFR 1 Month) + 5.94%), 0.599%, 9/20/49	4,239,874	458,237
Ser. 18-H05, Class BI, IO, 0.57%, 2/20/68 W	5,615,058	266,070
IFB Ser. 20-63, Class AS, IO, ((-1 x CME Term SOFR 1 Month) + 5.89%), 0.549%, 8/20/43	4,788,109	439,884
Ser. 17-H11, Class DI, IO, 0.545%, 5/20/67 W	4,584,813	242,451
Ser. 15-H20, Class CI, IO, 0.538%, 8/20/65 W	5,314,638	288,585
Ser. 16-H18, Class QI, IO, 0.50%, 6/20/66 W	3,026,978	159,970
Ser. 18-H05, Class AI, IO, 0.488%, 2/20/68 W	3,519,725	168,662
Ser. 16-H17, Class KI, IO, 0.393%, 7/20/66 W	2,218,863	97,991
Ser. 15-H24, Class AI, IO, 0.352%, 9/20/65 W	4,111,280	130,081
Ser. 17-H12, Class QI, IO, 0.344%, 5/20/67 W	4,120,634	161,974
Ser. 15-H15, Class BI, IO, 0.293%, 6/20/65 W	2,769,056	106,609
IFB Ser. 14-119, Class SA, IO, ((-1 x CME Term SOFR 1 Month) + 5.49%), 0.149%, 8/20/44	1,542,544	131,754
Ser. 17-H16, Class JI, IO, 0.124%, 8/20/67 W	11,969,481	595,332
Ser. 16-H09, Class BI, IO, 0.105%, 4/20/66 W	6,174,250	313,034
Ser. 15-H10, Class BI, IO, 0.048%, 4/20/65 W	3,276,292	149,399
Ser. 16-H03, Class AI, IO, 0.042%, 1/20/66 W	11,891,431	427,906

Premier Income Trust 11

MORTGAGE-BACKED SECURITIES (38.7%)* cont.	Principal amount	Value
Agency collateralized mortgage obligations cont.
Government National Mortgage Association
Ser. 16-H06, Class DI, IO, 0.031%, 7/20/65 W	$9,462,333	$236,984
Ser. 18-H15, Class KI, IO, 0.021%, 8/20/68 W	4,615,860	195,150
Ser. 18-H03, Class XI, IO, 0.021%, 2/20/68 W	5,623,941	275,011
Ser. 17-H08, Class NI, IO, 0.02%, 3/20/67 W	6,460,990	244,225
Ser. 17-H06, Class BI, IO, 0.015%, 2/20/67 W	5,130,255	149,242
Ser. 17-H09, IO, 0.014%, 4/20/67 W	6,824,965	216,740
Ser. 17-H16, Class IG, IO, 0.009%, 7/20/67 W	10,680,426	282,531
Ser. 16-H06, Class CI, IO, 0.002%, 2/20/66 W	5,679,071	110,526
Ser. 16-H10, Class AI, IO, zero %, 4/20/66 W	9,163,274	198,220
		50,742,143
Commercial mortgage-backed securities (13.1%)
Barclays Commercial Mortgage Trust 144A Ser. 19-C4, Class E, 3.25%, 8/15/52	802,000	483,474
Benchmark Mortgage Trust FRB Ser. 18-B1, Class C, 4.316%, 1/15/51 W	735,000	501,913
Benchmark Mortgage Trust 144A
FRB Ser. 18-B3, Class D, 3.172%, 4/10/51 W	1,213,000	717,130
Ser. 19-B13, Class D, 2.50%, 8/15/57	792,000	444,866
BWAY Mortgage Trust 144A FRB Ser. 22-26BW, Class F, 5.029%, 2/10/44 W	1,247,000	782,951
CD Commercial Mortgage Trust 144A
Ser. 17-CD3, Class D, 3.25%, 2/10/50	1,337,000	501,375
Ser. 19-CD8, Class D, 3.00%, 8/15/57	814,000	444,119
CFCRE Commercial Mortgage Trust 144A
FRB Ser. 11-C2, Class E, 5.249%, 12/15/47 W	1,068,000	918,523
FRB Ser. 11-C2, Class F, 5.249%, 12/15/47 W	2,121,000	1,306,231
Citigroup Commercial Mortgage Trust 144A
Ser. 15-P1, Class D, 3.225%, 9/15/48	920,000	777,754
Ser. 15-GC27, Class E, 3.00%, 2/10/48	886,000	649,840
COMM Mortgage Trust
FRB Ser. 14-CR16, Class C, 5.084%, 4/10/47 W	912,000	846,069
Ser. 13-CR12, Class AM, 4.30%, 10/10/46	1,123,000	999,511
Ser. 15-DC1, Class B, 4.035%, 2/10/48 W	906,000	824,928
FRB Ser. 15-CR26, Class D, 3.613%, 10/10/48 W	658,000	501,538
COMM Mortgage Trust 144A
FRB Ser. 13-CR13, Class D, 5.097%, 11/10/46 W	1,081,000	728,853
FRB Ser. 14-CR17, Class D, 4.955%, 5/10/47 W	617,000	527,479
FRB Ser. 14-CR17, Class E, 4.955%, 5/10/47 W	919,000	611,686
FRB Ser. 14-UBS3, Class D, 4.917%, 6/10/47 W	481,000	259,400
FRB Ser. 14-CR19, Class D, 4.783%, 8/10/47 W	507,000	471,232
Ser. 12-CR3, Class F, 4.75%, 10/15/45 (In default) † W	353,402	18,391
FRB Ser. 15-LC19, Class E, 4.353%, 2/10/48 W	781,000	582,394
FRB Ser. 18-COR3, Class D, 2.961%, 5/10/51 W	672,000	386,572
Credit Suisse Mortgage Trust 144A FRB Ser. 22-NWPT, Class A, 8.476%, 9/9/24	511,000	513,874
CSAIL Commercial Mortgage Trust 144A FRB Ser. 15-C1, Class D, 3.891%, 4/15/50 W	1,179,000	835,642

12 Premier Income Trust

MORTGAGE-BACKED SECURITIES (38.7%)* cont.	Principal amount	Value
Commercial mortgage-backed securities cont.
DBUBS Mortgage Trust 144A FRB Ser. 11-LC3A, Class D, 5.536%, 8/10/44 W	$460,497	$425,732
Federal Home Loan Mortgage Corporation 144A Multifamily Structured Credit Risk FRB Ser. 21-MN3, Class M2, 9.345%, 11/25/51	1,746,000	1,665,960
GS Mortgage Securities Corp., II 144A FRB Ser. 13-GC10, Class D, 4.688%, 2/10/46 W	1,423,000	1,284,226
GS Mortgage Securities Trust Ser. 14-GC18, Class B, 4.885%, 1/10/47 W	160,505	150,566
GS Mortgage Securities Trust 144A
FRB Ser. 11-GC5, Class B, 5.298%, 8/10/44 W	533,000	469,124
FRB Ser. 14-GC24, Class D, 4.65%, 9/10/47 W	2,019,000	924,410
Ser. 19-GC38, Class D, 3.00%, 2/10/52	1,109,000	818,439
JPMBB Commercial Mortgage Securities Trust 144A
FRB Ser. 14-C19, Class C19, 4.792%, 4/15/47 W	814,000	781,050
FRB Ser. 14-C18, Class D, 4.792%, 2/15/47 W	1,964,000	1,392,492
FRB Ser. 14-C18, Class E, 4.292%, 2/15/47 W	914,000	490,318
FRB Ser. C14, Class D, 4.248%, 8/15/46 W	1,265,000	797,554
FRB Ser. 14-C23, Class D, 4.132%, 9/15/47 W	574,000	510,121
FRB Ser. 14-C25, Class D, 4.08%, 11/15/47 W	1,404,000	883,724
Ser. 14-C25, Class E, 3.332%, 11/15/47 W	1,823,000	485,527
JPMCC Commercial Mortgage Securities Trust 144A FRB Ser. 17-JP7, Class D, 4.53%, 9/15/50 W	577,000	413,167
JPMDB Commercial Mortgage Securities Trust
FRB Ser. 18-C8, Class C, 4.923%, 6/15/51 W	559,000	451,805
Ser. 18-C8, Class B, 4.522%, 6/15/51	504,000	443,966
Ser. 17-C5, Class C, 4.512%, 3/15/50 W	567,000	417,134
JPMorgan Chase Commercial Mortgage Securities Trust
FRB Ser. 13-LC11, Class D, 4.299%, 4/15/46 W	574,000	239,333
Ser. 13-LC11, Class B, 3.499%, 4/15/46	508,000	435,986
JPMorgan Chase Commercial Mortgage Securities Trust 144A
FRB Ser. 11-C3, Class F, 5.71%, 2/15/46 W	1,113,000	267,131
FRB Ser. 12-C6, Class E, 5.129%, 5/15/45 W	659,000	550,208
FRB Ser. 13-LC11, Class E, 3.25%, 4/15/46 (In default) † W	1,390,000	347,500
Mezz Cap Commercial Mortgage Trust 144A FRB Ser. 07-C5, Class X, IO, 7.004%, 12/15/49 W	26,213	—
Morgan Stanley Bank of America Merrill Lynch Trust
Ser. 12-C6, Class C, 4.536%, 11/15/45 W	651,817	585,055
FRB Ser. 15-C22, Class C, 4.34%, 4/15/48 W	1,227,000	1,110,181
Morgan Stanley Bank of America Merrill Lynch Trust 144A
FRB Ser. 13-C12, Class D, 6.236%, 10/15/46 W	929,000	775,752
FRB Ser. 12-C6, Class E, 4.572%, 11/15/45 W	619,000	377,664
FRB Ser. 15-C23, Class D, 4.276%, 7/15/50 W	833,000	761,007
FRB Ser. 13-C10, Class E, 4.13%, 7/15/46 W	2,187,000	556,666
FRB Ser. 13-C10, Class F, 4.13%, 7/15/46 W	1,988,000	123,125
Ser. 14-C17, Class E, 3.50%, 8/15/47	1,025,000	902,033
Ser. 14-C19, Class D, 3.25%, 12/15/47	1,493,000	1,305,315
Morgan Stanley Capital I Trust
Ser. 06-HQ10, Class B, 5.448%, 11/12/41 W	384,505	318,678
FRB Ser. 18-H3, Class C, 5.012%, 7/15/51 W	576,000	513,517

Premier Income Trust 13

MORTGAGE-BACKED SECURITIES (38.7%)* cont.	Principal amount	Value
Commercial mortgage-backed securities cont.
Multifamily Connecticut Avenue Securities Trust 144A
FRB Ser. 20-01, Class M10, 9.209%, 3/25/50	$1,553,320	$1,526,147
FRB Ser. 19-01, Class M10, 8.709%, 10/25/49	1,172,238	1,148,805
Ready Capital Mortgage Financing, LLC 144A FRB Ser. 22-FL9, Class A, 7.803%, 6/25/37	774,986	774,434
RIAL Issuer, Ltd. 144A FRB Ser. 22-FL8, Class B, 8.583%, 1/19/37 (Bermuda)	1,046,000	1,002,934
TIAA Real Estate CDO, Ltd. 144A Ser. 03-1A, Class E, 8.00%, 12/28/38 (In default) †	1,081,996	11
UBS Commercial Mortgage Trust FRB Ser. 17-C3, Class C, 4.533%, 8/15/50 W	498,000	414,575
Wachovia Bank Commercial Mortgage Trust 144A FRB Ser. 04-C15, Class G, 5.395%, 10/15/41 W	4,845	4,360
Wells Fargo Commercial Mortgage Trust
FRB Ser. 15-SG1, Class B, 4.601%, 9/15/48 W	559,000	514,432
FRB Ser. 15-C29, Class D, 4.359%, 6/15/48 W	819,000	701,314
Wells Fargo Commercial Mortgage Trust 144A
FRB Ser. 15-C30, Class D, 4.648%, 9/15/58 W	265,000	216,983
FRB Ser. 13-LC12, Class D, 4.085%, 7/15/46 W	356,000	94,344
Ser. 14-LC16, Class D, 3.938%, 8/15/50	2,218,000	79,069
Ser. 16-C33, Class D, 3.123%, 3/15/59	1,544,000	1,165,615
WF-RBS Commercial Mortgage Trust Ser. 14-C21, Class C, 4.234%, 8/15/47 W	365,000	328,868
WF-RBS Commercial Mortgage Trust 144A
Ser. 11-C4, Class F, 5.00%, 6/15/44 W	2,560,000	1,748,603
FRB Ser. 12-C9, Class E, 4.876%, 11/15/45 W	537,000	497,842
FRB Ser. 12-C10, Class D, 4.543%, 12/15/45 W	687,000	301,271
FRB Ser. 13-C15, Class D, 4.344%, 8/15/46 W	2,693,000	653,807
		48,783,625
Residential mortgage-backed securities (non-agency) (11.9%)
A&D Mortgage Trust 144A Ser. 24-NQM1, Class A1, 6.195%, 2/25/69	1,847,000	1,850,182
American Home Mortgage Investment Trust FRB Ser. 07-1, Class GA1C, (CME Term SOFR 1 Month + 0.30%), 5.64%, 5/25/47	616,846	342,605
Bear Stearns Alt-A Trust FRB Ser. 05-10, Class 11A1, (CME Term SOFR 1 Month + 0.61%), 5.95%, 1/25/36	105,380	96,341
Chevy Chase Funding, LLC Mortgage-Backed Certificates 144A FRB Ser. 06-4A, Class A2, (CME Term SOFR 1 Month + 0.29%), 5.63%, 11/25/47	479,036	349,216
Citigroup Mortgage Loan Trust, Inc. FRB Ser. 07-AMC3, Class A2D, (CME Term SOFR 1 Month + 0.46%), 5.80%, 3/25/37	1,538,857	1,255,791
Countrywide Alternative Loan Trust
FRB Ser. 05-38, Class A3, (CME Term SOFR 1 Month + 0.81%), 6.15%, 9/25/35	400,302	353,210
FRB Ser. 05-59, Class 1A1, (CME Term SOFR 1 Month + 0.77%), 6.111%, 11/20/35	1,046,385	956,313
FRB Ser. 06-OA10, Class 1A1, (Federal Reserve US 12 Month Cumulative Avg 1 yr CMT + 0.96%), 6.018%, 8/25/46	196,724	168,669
FRB Ser. 06-OA7, Class 1A2, (Federal Reserve US 12 Month Cumulative Avg 1 yr CMT + 0.94%), 5.998%, 6/25/46	320,488	274,401

14 Premier Income Trust

MORTGAGE-BACKED SECURITIES (38.7%)* cont.	Principal amount	Value
Residential mortgage-backed securities (non-agency) cont.
Countrywide Alternative Loan Trust
FRB Ser. 06-OA10, Class 3A1, (CME Term SOFR 1 Month + 0.49%), 5.83%, 8/25/46	$495,445	$446,764
FRB Ser. 06-OA10, Class 4A1, (CME Term SOFR 1 Month + 0.49%), 5.83%, 8/25/46	2,580,103	2,199,752
FRB Ser. 07-OH1, Class A1D, (CME Term SOFR 1 Month + 0.32%), 5.66%, 4/25/47	370,088	301,135
FRB Ser. 06-OA7, Class 1A1, 0.168%, 6/25/46 W	874,786	775,451
Federal Home Loan Mortgage Corporation
Structured Agency Credit Risk Debt FRN Ser. 16-DNA3, Class B, (US 30 Day Average SOFR + 11.36%), 16.709%, 12/25/28	481,068	556,467
Structured Agency Credit Risk Debt FRN Ser. 15-HQA2, Class B, (US 30 Day Average SOFR + 10.61%), 15.959%, 5/25/28	826,182	894,346
Structured Agency Credit Risk Debt FRN Ser. 16-DNA1, Class B, (US 30 Day Average SOFR + 10.11%), 15.459%, 7/25/28	2,789,087	3,112,306
Structured Agency Credit Risk Debt FRN Ser. 15-DNA3, Class B, (US 30 Day Average SOFR + 9.46%), 14.809%, 4/25/28	1,281,491	1,406,052
Structured Agency Credit Risk Debt FRN Ser. 15-DNA1, Class B, (US 30 Day Average SOFR + 9.31%), 14.659%, 10/25/27	727,738	779,612
Structured Agency Credit Risk Debt FRN Ser. 15-DNA2, Class B, (US 30 Day Average SOFR + 7.66%), 13.009%, 12/25/27	1,121,499	1,185,499
Federal Home Loan Mortgage Corporation 144A
Structured Agency Credit Risk Trust FRB Ser. 19-HQA1, Class B2, (US 30 Day Average SOFR + 12.36%), 17.709%, 2/25/49	254,000	320,635
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-DNA5, Class B2, (US 30 Day Average SOFR + 11.50%), 16.845%, 10/25/50	491,000	646,637
Structured Agency Credit Risk Trust FRB Ser. 19-HQA2, Class B2, (US 30 Day Average SOFR + 11.36%), 16.709%, 4/25/49	298,000	365,007
Structured Agency Credit Risk Trust FRB Ser. 18-HQA2, Class B2, (US 30 Day Average SOFR + 11.11%), 16.459%, 10/25/48	1,619,000	2,070,325
Structured Agency Credit Risk Trust FRB Ser. 19-DNA1, Class B2, (US 30 Day Average SOFR + 10.86%), 16.209%, 1/25/49	315,000	397,295
Structured Agency Credit Risk Trust FRB Ser. 19-DNA2, Class B2, (US 30 Day Average SOFR + 10.61%), 15.959%, 3/25/49	252,000	305,811
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-DNA4, Class B2, (US 30 Day Average SOFR + 10.11%), 15.459%, 8/25/50	966,000	1,253,036
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-HQA3, Class B2, (US 30 Day Average SOFR + 10.11%), 15.459%, 7/25/50	1,027,000	1,303,327
Structured Agency Credit Risk Trust FRB Ser. 18-DNA3, Class B2, (US 30 Day Average SOFR + 7.86%), 13.209%, 9/25/48	389,000	453,939
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-HQA2, Class B2, (US 30 Day Average SOFR + 7.71%), 13.059%, 3/25/50	625,000	717,054
Structured Agency Credit Risk Trust REMICs FRB Ser. 21-DNA3, Class B2, (US 30 Day Average SOFR + 6.25%), 11.595%, 10/25/33	299,000	338,726
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-HQA3, Class B1, (US 30 Day Average SOFR + 5.86%), 11.209%, 7/25/50	532,553	591,541
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-HQA4, Class B1, (US 30 Day Average SOFR + 5.36%), 10.709%, 9/25/50	742,505	819,384
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-DNA5, Class B1, (US 30 Day Average SOFR + 4.80%), 10.145%, 10/25/50	900,000	1,015,313

Premier Income Trust 15

MORTGAGE-BACKED SECURITIES (38.7%)* cont.	Principal amount	Value
Residential mortgage-backed securities (non-agency) cont.
Federal Home Loan Mortgage Corporation 144A
Structured Agency Credit Risk Debt FRN Ser. 22-DNA2, Class M2, (US 30 Day Average SOFR + 3.75%), 9.095%, 2/25/42	$450,000	$468,281
Structured Agency Credit risk Debt FRN Class M1B, (US 30 Day Average SOFR + 3.35%), 8.695%, 6/25/43	700,000	736,750
Seasoned Credit Risk Transfer Trust Ser. 19-2, Class M, 4.75%, 8/25/58 W	685,000	636,405
Seasoned Credit Risk Transfer Trust Ser. 17-3, Class M2, 4.75%, 7/25/56 W	879,000	830,076
Seasoned Credit Risk Transfer Trust Ser. 19-4, Class M, 4.50%, 2/25/59 W	346,000	308,619
Federal National Mortgage Association
Connecticut Avenue Securities FRB Ser. 16-C03, Class 2B, (US 30 Day Average SOFR + 12.86%), 18.209%, 10/25/28	238,675	281,342
Connecticut Avenue Securities FRB Ser. 16-C02, Class 1B, (US 30 Day Average SOFR + 12.36%), 17.709%, 9/25/28	2,300,829	2,706,402
Connecticut Avenue Securities FRB Ser. 16-C03, Class 1B, (US 30 Day Average SOFR + 11.86%), 17.209%, 10/25/28	1,288,941	1,499,689
Connecticut Avenue Securities FRB Ser. 16-C01, Class 1B, (US 30 Day Average SOFR + 11.86%), 17.209%, 8/25/28	832,887	962,671
Connecticut Avenue Securities FRB Ser. 16-C05, Class 2B, (US 30 Day Average SOFR + 10.86%), 16.209%, 1/25/29	268,672	308,089
Connecticut Avenue Securities FRB Ser. 16-C04, Class 1B, (US 30 Day Average SOFR + 10.36%), 15.709%, 1/25/29	266,868	304,431
Connecticut Avenue Securities FRB Ser. 16-C06, Class 1B, (US 30 Day Average SOFR + 9.36%), 14.709%, 4/25/29	396,006	451,602
Federal National Mortgage Association 144A
Connecticut Avenue Securities Trust FRB Ser. 22-R02, Class 2B1, (US 30 Day Average SOFR + 4.50%), 9.845%, 1/25/42	402,000	424,487
Connecticut Avenue Securities Trust FRB Ser. 19-R03, Class 1B1, (US 30 Day Average SOFR + 4.21%), 9.559%, 9/25/31	550,650	586,243
Connecticut Avenue Securities Trust FRB Ser. 20-R01, Class 1B1, (US 30 Day Average SOFR + 3.36%), 8.709%, 1/25/40	459,000	470,513
Connecticut Avenue Securities Trust FRB Ser. 22-R02, Class 2M2, (US 30 Day Average SOFR + 3.00%), 8.345%, 1/25/42	840,000	864,150
Connecticut Avenue Securities Trust FRB Ser. 19-R01, Class 2M2, (US 30 Day Average SOFR + 2.56%), 7.909%, 7/25/31	5,562	5,585
Connecticut Avenue Securities Trust FRB Ser. 20-R01, Class 1M2, (US 30 Day Average SOFR + 2.16%), 7.509%, 1/25/40	200,115	203,076
GSR Mortgage Loan Trust FRB Ser. 07-OA1, Class 2A3A, (CME Term SOFR 1 Month + 0.42%), 5.76%, 5/25/37	522,909	289,430
HarborView Mortgage Loan Trust FRB Ser. 05-2, Class 1A, (CME Term SOFR 1 Month + 0.63%), 5.969%, 5/19/35	401,042	124,619
Home Re, Ltd. 144A FRB Ser. 21-2, Class B1, (US 30 Day Average SOFR + 4.15%), 9.495%, 1/25/34 (Bermuda)	300,000	287,325
LHOME Mortgage Trust 144A Ser. 23-RTL2, Class A1, 8.00%, 6/25/28	786,000	790,075
Morgan Stanley Re-REMIC Trust 144A FRB Ser. 10-R4, Class 4B, (CME Term SOFR 1 Month + 0.34%), 2.288%, 2/26/37	411,886	350,633
MortgageIT Trust FRB Ser. 05-3, Class M2, (CME Term SOFR 1 Month + 0.91%), 6.245%, 8/25/35	74,820	70,313

16 Premier Income Trust

MORTGAGE-BACKED SECURITIES (38.7%)* cont.	Principal amount	Value
Residential mortgage-backed securities (non-agency) cont.
Structured Asset Mortgage Investments II Trust FRB Ser. 07-AR1, Class 2A1, (CME Term SOFR 1 Month + 0.29%), 5.63%, 1/25/37	$523,616	$455,798
Towd Point Mortgage Trust 144A
Ser. 19-2, Class A2, 3.75%, 12/25/58 W	1,033,000	943,820
Ser. 18-5, Class M1, 3.25%, 7/25/58 W	815,000	671,690
WaMu Mortgage Pass-Through Certificates Trust FRB Ser. 05-AR13, Class A1C3, (CME Term SOFR 1 Month + 1.09%), 6.43%, 10/25/45	234,117	223,624
		44,157,880
Total mortgage-backed securities (cost $159,365,605)		$143,683,648

CORPORATE BONDS AND NOTES (24.8%)*		Principal amount	Value
Basic materials (2.4%)
ArcelorMittal SA sr. unsec. unsub. notes 7.00%, 10/15/39 (France)		$515,000	$560,812
ATI, Inc. sr. unsec. notes 4.875%, 10/1/29		565,000	522,026
Axalta Coating Systems, LLC 144A company guaranty sr. unsec. notes 3.375%, 2/15/29		1,248,000	1,109,022
Boise Cascade Co. 144A company guaranty sr. unsec. notes 4.875%, 7/1/30		570,000	528,648
Builders FirstSource, Inc. 144A company guaranty sr. unsec. bonds 6.375%, 6/15/32		530,000	540,541
Celanese US Holdings, LLC company guaranty sr. unsec. notes 6.33%, 7/15/29 (Germany)		429,000	447,064
Commercial Metals Co. sr. unsec. notes 4.375%, 3/15/32		595,000	531,267
Constellium SE sr. unsec. notes Ser. REGS, 3.125%, 7/15/29 (France)	EUR	650,000	646,146
HTA Group, Ltd./Mauritius company guaranty sr. unsec. notes Ser. REGS, 7.00%, 12/18/25 (Tanzania)		$440,000	433,950
HudBay Minerals, Inc. 144A company guaranty sr. unsec. notes 6.125%, 4/1/29 (Canada)		545,000	538,051
IHS Holding, Ltd. company guaranty sr. unsec. notes Ser. REGS, 6.25%, 11/29/28 (Nigeria)		1,100,000	928,125
Olympus Water US Holding Corp. 144A sr. notes 9.75%, 11/15/28		560,000	592,466
Resideo Funding, Inc. 144A company guaranty sr. unsec. unsub. notes 4.00%, 9/1/29		615,000	532,908
Smyrna Ready Mix Concrete, LLC 144A sr. notes 8.875%, 11/15/31		440,000	462,000
WR Grace Holdings, LLC 144A sr. notes 7.375%, 3/1/31		510,000	517,650
			8,890,676
Capital goods (2.0%)
Benteler International AG 144A company guaranty sr. notes 10.50%, 5/15/28 (Austria)		1,150,000	1,231,938
Boeing Co. (The) sr. unsec. notes 2.70%, 2/1/27		303,000	283,662
Clarios Global LP/Clarios US Finance Co. company guaranty sr. notes Ser. REGS, 4.375%, 5/15/26	EUR	530,000	568,504
Crown Cork & Seal Co., Inc. company guaranty sr. unsec. bonds 7.375%, 12/15/26		$347,000	363,486
GFL Environmental, Inc. 144A company guaranty sr. unsec. notes 4.75%, 6/15/29 (Canada)		581,000	545,412
Great Lakes Dredge & Dock Corp. 144A company guaranty sr. unsec. notes 5.25%, 6/1/29		520,000	447,217
Howmet Aerospace, Inc. sr. unsec. unsub. bonds 5.95%, 2/1/37		520,000	535,522

Premier Income Trust 17

CORPORATE BONDS AND NOTES (24.8%)* cont.		Principal amount	Value
Capital goods cont.
Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer, LLC 144A company guaranty sr. notes 4.00%, 10/15/27		$580,000	$540,850
Republic Services, Inc. sr. unsec. unsub. notes 4.875%, 4/1/29		870,000	880,934
Ritchie Bros Holdings, Inc. 144A company guaranty sr. unsec. unsub. notes 7.75%, 3/15/31		497,000	521,850
Roller Bearing Co. of America, Inc. 144A sr. notes 4.375%, 10/15/29		585,000	537,698
Spirit AeroSystems, Inc. 144A sr. unsub. notes 9.375%, 11/30/29		206,000	223,196
TransDigm, Inc. company guaranty sr. unsec. sub. notes 4.875%, 5/1/29		265,000	247,670
TransDigm, Inc. company guaranty sr. unsec. sub. notes 4.625%, 1/15/29		175,000	163,637
TransDigm, Inc. 144A sr. notes 6.875%, 12/15/30		420,000	429,832
			7,521,408
Communication services (1.7%)
American Tower Corp. sr. unsec. sub. notes 2.75%, 1/15/27 R		910,000	858,260
AT&T, Inc. sr. unsec. notes 4.10%, 2/15/28		910,000	890,474
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. unsub. notes 4.75%, 2/1/32		1,455,000	1,248,041
CSC Holdings, LLC 144A company guaranty sr. unsec. notes 5.50%, 4/15/27		655,000	588,507
DIRECTV Holdings, LLC/DIRECTV Financing Co., Inc. 144A sr. notes 5.875%, 8/15/27		377,000	358,410
SBA Communications Corp. sr. unsec. notes 3.125%, 2/1/29 R		137,000	122,099
T-Mobile USA, Inc. company guaranty sr. unsec. notes 3.375%, 4/15/29		1,820,000	1,688,438
Vmed O2 UK Financing I PLC sr. notes Ser. REGS, 3.25%, 1/31/31 (United Kingdom)	EUR	610,000	598,769
			6,352,998
Consumer cyclicals (6.4%)
Banijay Entertainment SASU 144A sr. notes 8.125%, 5/1/29 (France)		$420,000	434,279
Bath & Body Works, Inc. 144A company guaranty sr. unsec. unsub. bonds 6.625%, 10/1/30		1,211,000	1,226,911
Block, Inc. sr. unsec. notes 3.50%, 6/1/31		630,000	542,728
Boyd Gaming Corp. 144A sr. unsec. bonds 4.75%, 6/15/31		585,000	537,398
Caesars Entertainment, Inc. 144A sr. notes 7.00%, 2/15/30		509,000	523,073
Carnival Holdings Bermuda, Ltd. 144A company guaranty sr. unsec. unsub. notes 10.375%, 5/1/28 (Bermuda)		568,000	621,369
Cinemark USA, Inc. 144A company guaranty sr. unsec. notes 5.25%, 7/15/28		595,000	548,888
Crocs, Inc. 144A company guaranty sr. unsec. notes 4.125%, 8/15/31		640,000	545,516
Dufry One BV company guaranty sr. unsec. notes Ser. REGS, 3.375%, 4/15/28 (Netherlands)	EUR	560,000	581,668
iHeartCommunications, Inc. company guaranty sr. notes 6.375%, 5/1/26		$620,000	532,489
IHO Verwaltungs GmbH sr. unsub. notes Ser. REGS, 8.75%, 5/15/28 (Germany)‡‡	EUR	1,085,000	1,266,564
JELD-WEN, Inc. 144A company guaranty sr. unsec. notes 4.875%, 12/15/27		$585,000	554,707

18 Premier Income Trust

CORPORATE BONDS AND NOTES (24.8%)* cont.		Principal amount	Value
Consumer cyclicals cont.
Kontoor Brands, Inc. 144A company guaranty sr. unsec. notes 4.125%, 11/15/29		$610,000	$545,950
Las Vegas Sands Corp. sr. unsec. unsub. notes 3.90%, 8/8/29		580,000	535,346
Levi Strauss & Co. sr. unsec. notes 3.375%, 3/15/27	EUR	668,000	706,957
Light & Wonder International, Inc. 144A company guaranty sr. unsec. notes 7.25%, 11/15/29		$1,180,000	1,211,730
Masonite International Corp. 144A company guaranty sr. unsec. notes 3.50%, 2/15/30		615,000	529,078
Mattamy Group Corp. 144A sr. unsec. notes 4.625%, 3/1/30 (Canada)		1,335,000	1,217,116
Mattel, Inc. 144A company guaranty sr. unsec. notes 3.75%, 4/1/29		585,000	534,642
McGraw-Hill Education, Inc. 144A sr. notes 5.75%, 8/1/28		600,000	567,792
Neptune Bidco US, Inc. 144A sr. notes 9.29%, 4/15/29		562,000	536,828
News Corp. 144A sr. unsec. notes 3.875%, 5/15/29		590,000	542,358
Nexstar Media, Inc. 144A company guaranty sr. unsec. notes 4.75%, 11/1/28		595,000	544,995
Outfront Media Capital, LLC/Outfront Media Capital Corp. 144A company guaranty sr. unsec. notes 5.00%, 8/15/27		565,000	540,821
Penn Entertainment, Inc. 144A sr. unsec. notes 4.125%, 7/1/29		635,000	542,915
PetSmart, Inc./PetSmart Finance Corp. 144A company guaranty sr. unsec. notes 7.75%, 2/15/29		560,000	541,342
Royal Caribbean Cruises, Ltd. 144A company guaranty sr. unsec. unsub. notes 9.25%, 1/15/29		490,000	526,321
Sirius XM Radio, Inc. 144A company guaranty sr. unsec. notes 4.125%, 7/1/30		645,000	564,375
Spectrum Brands, Inc. 144A company guaranty sr. unsec. bonds 5.00%, 10/1/29		302,000	289,920
Standard Industries, Inc. sr. unsec. notes Ser. REGS, 2.25%, 11/21/26	EUR	560,000	567,616
Station Casinos, LLC 144A sr. unsec. bonds 4.625%, 12/1/31		$625,000	560,938
Taylor Morrison Communities, Inc. 144A sr. unsec. bonds 5.125%, 8/1/30		1,301,000	1,239,127
Taylor Morrison Communities, Inc. 144A sr. unsec. notes 5.75%, 1/15/28		253,000	251,163
Univision Communications, Inc. 144A sr. notes 7.375%, 6/30/30		540,000	529,417
Verisure Midholding AB company guaranty sr. unsec. notes Ser. REGS, 5.25%, 2/15/29 (Sweden)	EUR	1,310,000	1,353,780
Via Celere Desarrollos Inmobiliarios SA company guaranty sr. notes Ser. REGS, 5.25%, 4/1/26 (Spain)	EUR	100,000	105,859
Warnermedia Holdings, Inc. company guaranty sr. unsec. bonds 5.141%, 3/15/52		$690,000	593,102
			23,595,078
Consumer staples (1.6%)
1011778 BC ULC/New Red Finance, Inc. 144A bonds 4.00%, 10/15/30 (Canada)		615,000	549,681
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons, LLC 144A company guaranty sr. unsec. notes 3.50%, 3/15/29		600,000	542,103
Aramark Services, Inc. 144A company guaranty sr. unsec. notes 5.00%, 2/1/28		559,000	540,178
Avis Budget Finance PLC company guaranty sr. unsec. notes Ser. REGS, 7.25%, 7/31/30	EUR	410,000	463,766

Premier Income Trust 19

CORPORATE BONDS AND NOTES (24.8%)* cont.		Principal amount	Value
Consumer staples cont.
Avis Budget Finance PLC 144A sr. unsec. notes 7.25%, 7/31/30	EUR	245,000	$276,154
Herc Holdings, Inc. 144A company guaranty sr. unsec. notes 5.50%, 7/15/27		$550,000	540,061
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc. company guaranty sr. unsec. notes 3.00%, 2/2/29		244,000	215,792
Lamb Weston Holdings, Inc. 144A company guaranty sr. unsec. notes 4.375%, 1/31/32		413,000	370,634
Lamb Weston Holdings, Inc. 144A company guaranty sr. unsec. notes 4.125%, 1/31/30		196,000	178,855
Loxam SAS company guaranty sr. notes Ser. EMTN, 6.375%, 5/15/28 (France)	EUR	510,000	571,396
Match Group Holdings II, LLC 144A sr. unsec. notes 4.125%, 8/1/30		$610,000	548,854
US Foods, Inc. 144A company guaranty sr. unsec. notes 4.75%, 2/15/29		564,000	535,105
VM Consolidated, Inc. 144A company guaranty sr. unsec. notes 5.50%, 4/15/29		560,000	534,139
			5,866,718
Energy (3.8%)
Antero Resources Corp. 144A sr. unsec. notes 5.375%, 3/1/30		555,000	529,225
Centennial Resource Production, LLC 144A company guaranty sr. unsec. notes 6.875%, 4/1/27		517,000	513,881
Civitas Resources, Inc. 144A company guaranty sr. unsec. notes 8.375%, 7/1/28		595,000	625,769
Civitas Resources, Inc. 144A company guaranty sr. unsec. unsub. notes 8.75%, 7/1/31		1,155,000	1,227,885
Ecopetrol SA sr. unsec. unsub. bonds 8.875%, 1/13/33 (Colombia)		1,570,000	1,657,799
Endeavor Energy Resources LP/EER Finance, Inc. 144A sr. unsec. bonds 5.75%, 1/30/28		543,000	540,480
Energo-Pro a.s. 144A sr. unsec. notes 11.00%, 11/2/28 (Czech Republic)		700,000	732,780
EnLink Midstream, LLC 144A company guaranty sr. unsec. unsub. notes 6.50%, 9/1/30		540,000	551,053
Hess Midstream Operations LP 144A company guaranty sr. unsec. notes 4.25%, 2/15/30		590,000	542,713
Kinetik Holdings LP 144A company guaranty sr. unsec. notes 5.875%, 6/15/30		550,000	540,240
Ovintiv, Inc. company guaranty sr. unsec. notes 5.65%, 5/15/28		443,000	450,729
Patterson-UTI Energy, Inc. sr. unsec. sub. notes 5.15%, 11/15/29		1,321,000	1,278,204
Petrobras Global Finance BV company guaranty sr. unsec. unsub. bonds 6.50%, 7/3/33 (Brazil)		683,000	677,797
Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 5.299%, 1/27/25 (Brazil)		300,000	298,042
Petroleos Mexicanos company guaranty sr. unsec. notes Ser. REGS, 10.00%, 2/7/33 (Mexico)		330,000	326,353
Petroleos Mexicanos company guaranty sr. unsec. unsub. FRB 5.95%, 1/28/31 (Mexico)		790,000	623,369
Petroleos Mexicanos company guaranty sr. unsec. unsub. notes 6.70%, 2/16/32 (Mexico)		425,000	347,004
Rockcliff Energy II, LLC 144A sr. unsec. notes 5.50%, 10/15/29		571,000	531,621
SM Energy Co. sr. unsec. unsub. notes 6.50%, 7/15/28		541,000	541,000

20 Premier Income Trust

CORPORATE BONDS AND NOTES (24.8%)* cont.	Principal amount	Value
Energy cont.
Southwestern Energy Co. company guaranty sr. unsec. notes 5.375%, 2/1/29	$560,000	$546,784
Venture Global LNG, Inc. 144A sr. notes 8.375%, 6/1/31	1,170,000	1,181,509
		14,264,237
Financials (2.6%)
Air Lease Corp. sr. unsec. sub. notes 5.85%, 12/15/27	1,000,000	1,021,722
Aircastle, Ltd. 144A sr. unsec. notes 5.25%, 8/11/25	455,000	450,873
Alliant Holdings Intermediate, LLC/Alliant Holdings Co-Issuer 144A sr. notes 4.25%, 10/15/27	571,000	531,164
Ares Capital Corp. sr. unsec. sub. notes 7.00%, 1/15/27	905,000	928,645
Bank of America Corp. sr. unsec. notes 6.204%, 11/10/28	955,000	998,452
Bank of Nova Scotia (The) sr. unsec. unsub. notes 5.35%, 12/7/26 (Canada)	570,000	578,176
Dresdner Funding Trust I 144A jr. unsec. sub. notes 8.151%, 6/30/31	200,000	221,769
Ford Motor Co. sr. unsec. unsub. notes 5.80%, 3/5/27	200,000	201,278
Ford Motor Co. sr. unsec. unsub. notes 4.125%, 8/17/27	290,000	275,450
JPMorgan Chase & Co. sr. unsec. unsub. notes 6.07%, 10/22/27	1,810,000	1,864,443
Morgan Stanley sr. unsec. notes 5.123%, 2/1/29	895,000	898,271
Protective Life Global Funding 144A 5.467%, 12/8/28	585,000	601,048
Toronto-Dominion Bank (The) sr. unsec. notes 5.264%, 12/11/26 (Canada)	325,000	330,519
UBS Group AG 144A sr. unsec. bonds 5.428%, 2/8/30 (Switzerland)	375,000	377,896
Wells Fargo & Co. sr. unsec. unsub. FRN Ser. MTN, 5.574%, 7/25/29	450,000	459,907
		9,739,613
Health care (1.7%)
Charles River Laboratories International, Inc. 144A company guaranty sr. unsec. notes 4.00%, 3/15/31	603,000	533,655
Charles River Laboratories International, Inc. 144A company guaranty sr. unsec. notes 3.75%, 3/15/29	120,000	109,050
Elanco Animal Health, Inc. sr. unsec. notes Ser. WI, 6.65%, 8/28/28	525,000	532,875
Mozart Debt Merger Sub, Inc. 144A sr. notes 3.875%, 4/1/29	595,000	538,715
Organon Finance 1, LLC 144A sr. notes 4.125%, 4/30/28	635,000	580,993
Pharmacia, LLC company guaranty sr. unsec. notes 6.60%, 12/1/28	955,000	1,037,498
Service Corp. International sr. unsec. sub. notes 4.00%, 5/15/31	615,000	547,418
Tenet Healthcare Corp. 144A company guaranty sr. notes 6.75%, 5/15/31	1,190,000	1,217,177
Teva Pharmaceutical Finance Netherlands III BV company guaranty sr. unsec. unsub. notes 8.125%, 9/15/31 (Israel)	989,000	1,085,428
		6,182,809
Technology (1.1%)
Arches Buyer, Inc. 144A sr. notes 4.25%, 6/1/28	610,000	545,561
Broadcom Corp./Broadcom Cayman Finance, Ltd. company guaranty sr. unsec. unsub. notes 3.875%, 1/15/27	455,000	443,209
CrowdStrike Holdings, Inc. company guaranty sr. unsec. notes 3.00%, 2/15/29	424,000	378,942
Imola Merger Corp. 144A sr. notes 4.75%, 5/15/29	598,000	556,827
NCR Voyix Corp. 144A company guaranty sr. unsec. sub. notes 5.125%, 4/15/29	585,000	547,342
Seagate HDD Cayman company guaranty sr. unsec. notes 9.625%, 12/1/32 (Cayman Islands)	339,000	389,453

Premier Income Trust 21

CORPORATE BONDS AND NOTES (24.8%)* cont.		Principal amount	Value
Technology cont.
Twilio, Inc. company guaranty sr. unsec. notes 3.625%, 3/15/29		$605,000	$546,619
UKG, Inc. 144A sr. notes 6.875%, 2/1/31		260,000	262,925
ZoomInfo Technologies, LLC/ZoomInfo Finance Corp. 144A company guaranty sr. unsec. notes 3.875%, 2/1/29		472,000	419,377
			4,090,255
Transportation (0.2%)
Air France-KLM sr. unsec. notes 8.125%, 5/31/28 (France)	EUR	500,000	612,271
			612,271
Utilities and power (1.3%)
Aegea Finance SARL 144A company guaranty sr. unsec. notes 9.00%, 1/20/31 (Brazil)		$500,000	525,000
Ameren Corp. sr. unsec. unsub. notes 5.00%, 1/15/29		325,000	326,853
Buffalo Energy Mexico Holdings/Buffalo Energy Infrastructure/Buffalo Energy 144A company guaranty sr. FRN 7.875%, 2/15/39 (Mexico)		530,000	547,967
Diamond II, Ltd. 144A company guaranty sr. notes 7.95%, 7/28/26 (India)		1,220,000	1,235,250
Electricite De France SA 144A jr. unsec. sub. FRB 9.125%, perpetual maturity (France)		535,000	596,525
Kinder Morgan, Inc. company guaranty sr. unsec. unsub. notes 5.00%, 2/1/29		555,000	556,437
PG&E Corp. sr. sub. notes 5.25%, 7/1/30		590,000	563,385
Vistra Operations Co., LLC 144A company guaranty sr. unsec. unsub. notes 4.375%, 5/1/29		590,000	541,743
			4,893,160
Total corporate bonds and notes (cost $90,249,816)			$92,009,223

FOREIGN GOVERNMENT AND AGENCY BONDS AND NOTES (9.0%)*		Principal amount	Value
Argentine (Republic of) sr. unsec. unsub. bonds 3.625%, 7/9/35 (Argentina)		$1,010,000	$337,024
Argentine (Republic of) sr. unsec. unsub. notes 0.75%, 7/9/30 (Argentina)		840,000	339,414
Benin (Republic of) sr. unsec. bonds Ser. REGS, 4.95%, 1/22/35 (Benin)	EUR	470,000	398,125
Benin (Republic of) sr. unsec. notes Ser. REGS, 4.875%, 1/19/32 (Benin)	EUR	690,000	605,040
Brazil (Federal Republic of) sr. unsec. unsub. notes 6.125%, 3/15/34 (Brazil)		$2,360,000	2,338,975
Brazil (Federal Republic of) sr. unsec. unsub. notes 6.00%, 10/20/33 (Brazil)		430,000	424,373
Cameroon (Republic of) sr. unsec. unsub. notes Ser. REGS, 5.95%, 7/7/32 (Cameroon)	EUR	760,000	601,897
Chile (Republic of) sr. unsec. unsub. bonds 4.34%, 3/7/42 (Chile)		$1,440,000	1,278,009
Colombia (Republic of) sr. unsec. unsub. notes 8.75%, 11/14/53 (Colombia)		490,000	534,043
Colombia (Republic of) sr. unsec. unsub. notes 8.00%, 11/14/35 (Colombia)		740,000	779,135
Costa Rica (Government of) sr. unsec. unsub. notes Ser. REGS, 6.125%, 2/19/31 (Costa Rica)		710,000	718,620

22 Premier Income Trust

FOREIGN GOVERNMENT AND AGENCY BONDS AND NOTES (9.0%)* cont.		Principal amount	Value
Cote d’lvoire (Republic of) sr. unsec. notes Ser. REGS, 4.875%, 1/30/32 (Cote d’lvoire)	EUR	2,060,000	$1,862,897
Dominican (Republic of) sr. unsec. bonds Ser. REGS, 4.875%, 9/23/32 (Dominican Republic)		$920,000	821,100
Dominican (Republic of) sr. unsec. unsub. notes Ser. REGS, 6.875%, 1/29/26 (Dominican Republic)		715,000	724,796
Dominican (Republic of) sr. unsec. unsub. notes Ser. REGS, 6.00%, 7/19/28 (Dominican Republic)		1,350,000	1,354,455
Egypt (Arab Republic of) sr. unsec. notes Ser. REGS, 7.60%, 3/1/29 (Egypt)		1,920,000	1,408,800
Gabon (Republic of) sr. unsec. notes Ser. REGS, 6.625%, 2/6/31 (Gabon)		810,000	660,150
Ghana (Republic of) sr. unsec. notes Ser. REGS, 7.625%, 5/16/29 (Ghana) (In default) †		1,310,000	578,038
Ghana (Republic of) sr. unsec. unsub. notes Ser. REGS, 8.125%, 1/18/26 (Ghana) (In default) †		1,670,000	793,250
Guatemala (Republic of) sr. unsec. unsub. bonds Ser. REGS, 6.60%, 6/13/36 (Guatemala)		1,480,000	1,498,500
Indonesia (Republic of) sr. unsec. unsub. notes 4.65%, 9/20/32 (Indonesia)		530,000	522,073
Indonesia (Republic of) 144A sr. unsec. unsub. notes 4.35%, 1/8/27 (Indonesia)		1,265,000	1,248,353
Kenya (Republic of) sr. unsec. unsub. notes Ser. REGS, 6.875%, 6/24/24 (Kenya)		890,000	864,413
Mongolia (Government of) sr. unsec. notes Ser. REGS, 5.125%, 4/7/26 (Mongolia)		670,000	645,713
Mozambique (Republic of) unsec. notes Ser. REGS, 9.00%, 9/15/31 (Mozambique)		550,000	474,375
Paraguay (Republic of) sr. unsec. notes Ser. REGS, 3.849%, 6/28/33 (Paraguay)		970,000	839,860
Philippines (Republic of) sr. unsec. unsub. bonds 4.20%, 3/29/47 (Philippines)		980,000	833,275
Romania (Government of) sr. unsec. unsub. notes 7.125%, 1/17/33 (Romania)		910,000	981,471
Romania (Government of) 144A sr. unsec. notes 6.375%, 1/30/34 (Romania)		1,170,000	1,194,848
Serbia (Republic of) sr. unsec. notes 6.25%, 5/26/28 (Serbia)		950,000	965,438
Serbia (Republic of) sr. unsec. notes Ser. REGS, 6.50%, 9/26/33 (Serbia)		830,000	843,488
South Africa (Republic of) sr. unsec. unsub. notes 5.875%, 6/22/30 (South Africa)		1,340,000	1,259,600
Turkey (Republic of) sr. unsec. unsub. notes 9.125%, 7/13/30 (Turkey)		660,000	702,900
United Mexican States sr. unsec. unsub. bonds 4.28%, 8/14/41 (Mexico)		1,390,000	1,123,265
United Mexican States sr. unsec. unsub. notes 6.338%, 5/4/53 (Mexico)		1,150,000	1,146,325
Vietnam (Socialist Republic of) sr. unsec. notes Ser. REGS, 4.80%, 11/19/24 (Vietnam)		1,720,000	1,701,080
Total foreign government and agency bonds and notes (cost $34,632,341)			$33,403,118

Premier Income Trust 23

CONVERTIBLE BONDS AND NOTES (2.9%)*	Principal amount	Value
Basic materials (—%)
MP Materials Corp. 144A cv. sr. unsec. notes 0.25%, 4/1/26	$86,000	$73,797
		73,797
Capital goods (0.2%)
Axon Enterprise, Inc. company guaranty cv. sr. unsec. notes 0.50%, 12/15/27	204,000	250,002
Granite Construction, Inc. 144A cv. sr. unsec. notes 3.75%, 5/15/28	85,000	99,892
John Bean Technologies Corp. cv. sr. unsec. notes 0.25%, 5/15/26	139,000	125,531
Middleby Corp. (The) cv. sr. unsec. notes 1.00%, 9/1/25	165,000	194,591
Tetra Tech, Inc. 144A cv. sr. unsec. notes 2.25%, 8/15/28	205,000	208,342
		878,358
Communication services (0.1%)
Liberty Broadband Corp. 144A cv. sr. unsec. notes 3.125%, 3/31/53	227,000	223,028
		223,028
Consumer cyclicals (0.4%)
Block, Inc. cv. sr. unsec. sub. notes 0.25%, 11/1/27	136,000	111,044
Booking Holdings, Inc. cv. sr. unsec. notes 0.75%, 5/1/25	122,000	228,213
Carnival Corp. company guaranty cv. sr. unsec. unsub. notes 5.75%, 12/1/27	159,000	241,601
DraftKings, Inc. cv. sr. unsec. unsub. notes zero %, 3/15/28	182,000	151,970
Liberty Media Corp.-Liberty Formula One cv. sr. unsec. notes 2.25%, 8/15/27	213,000	224,096
Live Nation Entertainment, Inc. 144A cv. sr. unsec. notes 3.125%, 1/15/29	270,000	297,209
NCL Corp., Ltd. company guaranty cv. sr. unsec. notes 5.375%, 8/1/25	88,000	105,512
Patrick Industries, Inc. company guaranty cv. sr. unsec. notes 1.75%, 12/1/28	91,000	103,112
Rivian Automotive, Inc. 144A cv. sr. unsec. sub. notes 4.625%, 3/15/29	122,000	129,902
Shift4 Payments, Inc. cv. sr. unsec. sub. notes 0.50%, 8/1/27	158,000	146,450
		1,739,109
Consumer staples (0.3%)
Airbnb, Inc. cv. sr. unsec. sub. notes zero %, 3/15/26	93,000	84,398
Etsy, Inc. cv. sr. unsec. notes 0.25%, 6/15/28	266,000	209,156
Shake Shack, Inc. cv. sr. unsec. notes zero %, 3/1/28	137,000	112,169
Uber Technologies, Inc. 144A cv. sr. unsec. notes 0.875%, 12/1/28	198,000	220,572
Wayfair, Inc. cv. sr. unsec. unsub. notes 3.25%, 9/15/27	176,000	192,614
Zillow Group, Inc. cv. sr. unsec. sub. notes 1.375%, 9/1/26	221,000	300,632
		1,119,541
Energy (0.1%)
Nabors Industries, Inc. 144A company guaranty cv. sr. unsec. unsub. notes 1.75%, 6/15/29	138,000	100,478
Northern Oil and Gas, Inc. cv. sr. unsec. notes 3.625%, 4/15/29	157,000	173,799
		274,277
Financials (0.1%)
Welltower OP, LLC 144A company guaranty cv. sr. unsec. notes 2.75%, 5/15/28 R	243,000	261,978
		261,978

24 Premier Income Trust

CONVERTIBLE BONDS AND NOTES (2.9%)* cont.	Principal amount	Value
Health care (0.5%)
Alnylam Pharmaceuticals, Inc. cv. sr. unsec. unsub. notes 1.00%, 9/15/27	$122,000	$117,279
BioMarin Pharmaceutical, Inc. cv. sr. unsec. sub. notes 1.25%, 5/15/27	126,000	125,446
BridgeBio Pharma, Inc. cv. sr. unsec. notes 2.50%, 3/15/27	78,000	86,934
CONMED Corp. cv. sr. unsec. notes 2.25%, 6/15/27	171,000	162,450
Dexcom, Inc. 144A cv. sr. unsec. unsub. notes 0.375%, 5/15/28	312,000	313,404
Exact Sciences Corp. cv. sr. unsec. sub. notes 0.375%, 3/1/28	300,000	263,640
Insulet Corp. cv. sr. unsec. notes 0.375%, 9/1/26	159,000	169,335
Integer Holdings Corp. 144A cv. sr. unsec. unsub. notes 2.125%, 2/15/28	135,000	175,365
Lantheus Holdings, Inc. company guaranty cv. sr. unsec. unsub. notes 2.625%, 12/15/27	181,000	187,335
Sarepta Therapeutics, Inc. cv. sr. unsec. unsub. notes 1.25%, 9/15/27	45,000	50,625
Shockwave Medical, Inc. 144A cv. sr. unsec. notes 1.00%, 8/15/28	111,000	116,328
		1,768,141
Technology (1.0%)
Akamai Technologies, Inc. cv. sr. unsec. notes 0.375%, 9/1/27	307,000	350,441
Altair Engineering, Inc. cv. sr. unsec. sub. notes 1.75%, 6/15/27	113,000	146,335
Bentley Systems, Inc. cv. sr. unsec. sub. notes 0.375%, 7/1/27	161,000	142,163
Ceridian HCM Holding, Inc. cv. sr. unsec. notes 0.25%, 3/15/26	94,000	85,014
Datadog, Inc. cv. sr. unsec. notes 0.125%, 6/15/25	120,000	169,860
Dropbox, Inc. cv. sr. unsec. sub. notes zero %, 3/1/28	161,000	168,245
Envestnet, Inc. company guaranty cv. sr. unsec. notes 2.625%, 12/1/27	144,000	142,560
Evolent Health, Inc. 144A cv. sr. unsec. notes 3.50%, 12/1/29	36,000	39,312
HubSpot, Inc. cv. sr. unsec. notes 0.375%, 6/1/25	88,000	191,840
Impinj, Inc. cv. sr. unsec. notes 1.125%, 5/15/27	79,000	90,258
Lumentum Holdings, Inc. cv. sr. unsec. notes 0.50%, 12/15/26	217,000	195,517
MongoDB, Inc. cv. sr. unsec. notes 0.25%, 1/15/26	70,000	135,205
Okta, Inc. cv. sr. unsec. notes 0.375%, 6/15/26	260,000	231,010
ON Semiconductor Corp. 144A company guaranty cv. sr. unsec. notes 0.50%, 3/1/29	194,000	188,083
Palo Alto Networks, Inc. cv. sr. unsec. notes 0.375%, 6/1/25	33,000	112,202
Pegasystems, Inc. 144A cv. sr. unsec. notes 0.75%, 3/1/25	159,000	150,255
Progress Software Corp. cv. sr. unsec. notes 1.00%, 4/15/26	105,000	113,610
Seagate HDD Cayman 144A company guaranty cv. sr. unsec. notes 3.50%, 6/1/28 (Cayman Islands)	242,000	290,884
Snap, Inc. cv. sr. unsec. notes zero %, 5/1/27	170,000	136,748
Spotify USA, Inc. company guaranty cv. sr. unsec. notes zero %, 3/15/26	113,000	100,994
Tyler Technologies, Inc. cv. sr. unsec. sub. notes 0.25%, 3/15/26	214,000	215,177
Wolfspeed, Inc. cv. sr. unsec. notes 1.875%, 12/1/29	182,000	104,650
Workiva, Inc. 144A cv. sr. unsec. sub. notes 1.25%, 8/15/28	207,000	198,927
Zscaler, Inc. cv. sr. unsec. notes 0.125%, 7/1/25	102,000	163,047
		3,862,337

Premier Income Trust 25

CONVERTIBLE BONDS AND NOTES (2.9%)* cont.	Principal amount	Value
Utilities and power (0.2%)
CMS Energy Corp. 144A cv. sr. unsec. notes 3.375%, 5/1/28	$112,000	$109,704
NRG Energy, Inc. company guaranty cv. sr. unsec. bonds 2.75%, 6/1/48	210,000	276,675
PG&E Corp. 144A cv. sr. notes 4.25%, 12/1/27	107,000	108,873
Southern Co. (The) 144A cv. sr. unsec. notes 3.875%, 12/15/25	183,000	182,177
		677,429
Total convertible bonds and notes (cost $11,217,550)		$10,877,995

SENIOR LOANS (2.9%)*c		Principal amount	Value
Ahead DB Holdings, LLC bank term loan FRN Ser. B, (CME Term SOFR 3 Month + 3.75%), 9.198%, 10/16/27		$532,270	$527,805
American Airlines, Inc. bank term loan FRN (CME Term SOFR 3 Month + 4.75%), 10.329%, 4/20/28		415,556	425,192
Banijay Group US Holding, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.25%), 8.58%, 4/25/28 (France)		195,000	195,000
Caesars Entertainment, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 2.75%), 8.087%, 1/24/31		495,000	493,763
Chart Industries, Inc. bank term loan FRN (CME Term SOFR 1 Month + 3.25%), 8.698%, 3/17/30		983,184	983,430
Cloud Software Group, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 4.50%), 9.948%, 3/30/29		539,562	529,110
CQP Holdco LP bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.00%), 8.348%, 12/31/30		1,529,429	1,526,829
DIRECTV Financing, LLC bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 5.25%), 10.83%, 8/2/29		190,223	189,985
Dun & Bradstreet Corp. (The) bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 0.00%), 8.07%, 1/18/29		100,000	99,900
Gray Television, Inc. bank term loan FRN Ser. D, (CME Term SOFR 1 Month + 3.00%), 8.443%, 10/27/28		527,310	522,443
Hunter Douglas, Inc. bank term loan FRN Ser. B, (CME Term SOFR 3 Month + 3.50%), 8.88%, 2/25/29		445,000	436,972
IRB Holding Corp. bank term loan FRN (CME Term SOFR 1 Month + 2.75%), 8.087%, 12/15/27		525,294	523,833
Madison IAQ, LLC bank term loan FRN (CME Term SOFR 1 Month + 3.25%), 8.701%, 6/15/28		445,000	441,209
Nouryon Finance BV bank term loan FRN (EURIBOR 3 Month ACT/360 + 4.25%), 8.182%, 4/3/28 (Netherlands)	EUR	440,000	475,508
PetSmart, LLC bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.75%), 9.183%, 1/29/28		$1,350,245	1,342,373
Phoenix Newco, Inc. bank term loan FRN (CME Term SOFR 3 Month + 3.25%), 8.697%, 8/11/28		567,114	565,282
Proofpoint, Inc. bank term loan FRN Ser. B, (CME Term SOFR 3 Month + 3.25%), 8.697%, 6/9/28		527,310	523,355
Robertshaw US Holding Corp. bank term loan FRN (CME Term SOFR 1 Month + 8.00%), 13.448%, 2/28/27		162,000	16,200
UKG, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.50%), 8.83%, 1/31/31		195,000	195,244

26 Premier Income Trust

SENIOR LOANS (2.9%)*c cont.	Principal amount	Value
WEC US Holdings, Ltd. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 2.75%), 8.086%, 1/20/31	$445,000	$442,357
WestJet Loyalty LP bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.75%), 9.08%, 2/1/31 (Canada)	375,000	371,250
Total senior loans (cost $10,961,373)		$10,827,040

ASSET-BACKED SECURITIES (0.7%)*	Principal amount	Value
Mello Warehouse Securitization Trust 144A
FRB Ser. 21-3, Class E, (CME Term SOFR 1 Month + 3.36%), 8.70%, 10/22/24	$1,286,000	$1,281,178
FRB Ser. 21-3, Class D, (CME Term SOFR 1 Month + 2.11%), 7.45%, 10/22/24	1,086,000	1,071,193
NewRez Warehouse Securitization Trust 144A FRB Ser. 21-1, Class F, (CME Term SOFR 1 Month + 5.36%), 10.70%, 5/7/24	416,000	415,933
Total asset-backed securities (cost $2,645,424)		$2,768,304

COMMON STOCKS (—%)*	Shares	Value
Texas Competitive Electric Holdings Co., LLC/TCEH Finance, Inc. (Rights)	21,073	$24,234
Total common stocks (cost $21,953)		$24,234

SHORT-TERM INVESTMENTS (19.8%)*		Principal amount/ shares	Value
Putnam Government Money Market Fund Class G 5.06% L	Shares	31,987,863	$31,987,863
Putnam Short Term Investment Fund Class P 5.47% L	Shares	36,252,967	36,252,967
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.30% P	Shares	2,809,000	2,809,000
U.S. Treasury Bills 5.356%, 4/25/24 # ∆ Φ		$2,500,000	2,469,637
Total short-term investments (cost $73,519,510)			$73,519,467

TOTAL INVESTMENTS
Total investments (cost $563,676,621)	$548,531,999

Key to holding’s currency abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNY	Chinese Yuan (Onshore)
CLP	Chilean Peso
COP	Colombian Peso
CZK	Czech Koruna
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
ILS	Israeli Shekel
INR	Indian Rupee
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit

Premier Income Trust 27

NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
ZAR	South African Rand

Key to holding’s abbreviations
bp	Basis Points
CME	Chicago Mercantile Exchange
DAC	Designated Activity Company
EMTN	Euro Medium Term Notes
FRB	Floating Rate Bonds: The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
FRN	Floating Rate Notes: The rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
ICE	Intercontinental Exchange
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor.
IO	Interest Only
LIBOR	London Interbank Offered Rate
MTN	Medium Term Notes
OTC	Over-the-counter
REGS	Securities sold under Regulation S may not be offered, sold or delivered within the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
REMICs	Real Estate Mortgage Investment Conduits
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced Commitments

Notes to the fund’s portfolio
Unless noted otherwise, the notes to the fund’s portfolio are for the close of the fund’s reporting period, which ran from August 1, 2023 through January 31, 2024 (the reporting period). Within the following notes to the portfolio, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund’s manager, an indirect wholly-owned subsidiary of Franklin Resources, Inc., and references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures.
*	Percentages indicated are based on net assets of $371,135,932.
†	This security is non-income-producing.
‡‡	Income may be received in cash or additional securities at the discretion of the issuer. The rate shown in parenthesis is the rate paid in kind, if applicable.
#	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period. Collateral at period end totaled $913,530 and is included in Investments in securities on the Statement of assets and liabilities (Notes 1 and 9).
∆	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period. Collateral at period end totaled $796,006 and is included in Investments in securities on the Statement of assets and liabilities (Notes 1 and 9).

28 Premier Income Trust

Φ	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain TBA commitments at the close of the reporting period. Collateral at period end totaled $111,599 and is included in Investments in securities on the Statement of assets and liabilities (Notes 1 and 9).
[c]	Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown (Notes 1 and 7).
[i]	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts (Note 1).
L	Affiliated company (Note 5). The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
P	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
R	Real Estate Investment Trust.
W	The rate shown represents the weighted average coupon associated with the underlying mortgage pools. Rates may be subject to a cap or floor.
Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
See Note 1 to the financial statements regarding TBA commitments.
The dates shown on debt obligations are the original maturity dates.

DIVERSIFICATION BY COUNTRY
Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
United States	89.1%	Colombia	0.5%
Brazil	0.8	Dominican Republic	0.5
Canada	0.8	Other	6.8
Mexico	0.8	Total	100.0%
France	0.7

FORWARD CURRENCY CONTRACTS at 1/31/24 (aggregate face value $57,840,297) (Unaudited)
Counterparty	Currency	Contract type*	Delivery date	Value	Aggregate face value	Unrealized appreciation/ (depreciation)
Bank of America N.A.
	Canadian Dollar	Sell	4/17/24	$447	$450	$3
	Euro	Sell	3/20/24	959,619	961,177	1,558
	Japanese Yen	Buy	2/21/24	1,005,300	994,622	10,678
	New Zealand Dollar	Sell	4/17/24	26,591	27,111	520
	Norwegian Krone	Sell	3/20/24	766,866	747,361	(19,505)
	Swedish Krona	Sell	3/20/24	370,864	369,178	(1,686)

Premier Income Trust 29

FORWARD CURRENCY CONTRACTS at 1/31/24 (aggregate face value $57,840,297) (Unaudited) cont.
Counterparty	Currency	Contract type*	Delivery date	Value	Aggregate face value	Unrealized appreciation/ (depreciation)
Barclays Bank PLC
	Canadian Dollar	Sell	4/17/24	$135,877	$136,840	$963
	Euro	Sell	3/20/24	104,928	105,106	178
	Norwegian Krone	Sell	3/20/24	26,386	25,717	(669)
	Swiss Franc	Buy	3/20/24	203,475	202,205	1,270
Citibank, N.A.
	Australian Dollar	Sell	4/17/24	716,488	732,947	16,459
	Euro	Sell	3/20/24	1,217,662	1,219,600	1,938
	Norwegian Krone	Sell	3/20/24	223,045	217,372	(5,673)
	Swedish Krona	Sell	3/20/24	709,572	706,142	(3,430)
Goldman Sachs International
	Canadian Dollar	Sell	4/17/24	14,742	14,844	102
	Japanese Yen	Sell	2/21/24	3,645,668	3,671,743	26,075
	Swiss Franc	Buy	3/20/24	2,412,235	2,397,328	14,907
HSBC Bank USA, National Association
	Australian Dollar	Sell	4/17/24	1,349,852	1,370,331	20,479
	British Pound	Sell	3/20/24	1,042,359	1,036,141	(6,218)
	Canadian Dollar	Sell	4/17/24	39,833	40,106	273
	Euro	Sell	3/20/24	1,539,809	1,542,719	2,910
	Norwegian Krone	Sell	3/20/24	37,038	37,350	312
	Swedish Krona	Sell	3/20/24	113,304	113,069	(235)
	Swiss Franc	Buy	3/20/24	57,187	56,805	382
JPMorgan Chase Bank N.A.
	British Pound	Sell	3/20/24	960,715	955,358	(5,357)
	Canadian Dollar	Sell	4/17/24	321,117	323,333	2,216
	Euro	Sell	3/20/24	98,214	98,371	157
	Norwegian Krone	Sell	3/20/24	21,417	20,874	(543)
Morgan Stanley & Co. International PLC
	Australian Dollar	Sell	4/17/24	900,428	921,068	20,640
	Euro	Sell	3/20/24	3,145,996	3,149,604	3,608
	Japanese Yen	Buy	2/21/24	4,291,544	4,273,098	18,446
	New Zealand Dollar	Sell	4/17/24	999,864	1,019,390	19,526
	Norwegian Krone	Buy	3/20/24	714,560	748,902	(34,342)
	Swedish Krona	Buy	3/20/24	718,680	759,252	(40,572)
NatWest Markets PLC
	Australian Dollar	Buy	4/17/24	434,233	434,425	(192)
	British Pound	Buy	3/20/24	707,288	706,698	590
	Euro	Buy	3/20/24	2,573,711	2,625,172	(51,461)
	Japanese Yen	Sell	2/21/24	2,560,673	2,639,191	78,518
	Norwegian Krone	Buy	3/20/24	12,936	12,244	692
State Street Bank and Trust Co.
	Australian Dollar	Sell	4/17/24	32,487	32,478	(9)
	British Pound	Buy	3/20/24	992,409	1,015,845	(23,436)
	Euro	Sell	3/20/24	5,699,025	5,698,789	(236)
	New Zealand Dollar	Sell	4/17/24	46,701	47,610	909

30 Premier Income Trust

FORWARD CURRENCY CONTRACTS at 1/31/24 (aggregate face value $57,840,297) (Unaudited) cont.
Counterparty	Currency	Contract type*	Delivery date	Value	Aggregate face value	Unrealized appreciation/ (depreciation)
State Street Bank and Trust Co. cont.
	Norwegian Krone	Sell	3/20/24	$645,891	$629,078	$(16,813)
	Swedish Krona	Sell	3/20/24	1,026,898	1,020,943	(5,955)
	Swiss Franc	Sell	3/20/24	1,629,433	1,655,411	25,978
Toronto-Dominion Bank
	British Pound	Sell	3/20/24	108,394	107,784	(610)
	Canadian Dollar	Sell	4/17/24	814,743	820,379	5,636
	Euro	Sell	3/20/24	2,950,759	2,955,451	4,692
	Japanese Yen	Buy	2/21/24	9,314	9,257	57
	Norwegian Krone	Sell	3/20/24	462,930	451,443	(11,487)
UBS AG
	Australian Dollar	Sell	4/17/24	31,698	32,425	727
	Canadian Dollar	Sell	4/17/24	1,381,854	1,391,437	9,583
	Euro	Sell	3/20/24	1,245,383	1,247,502	2,119
	Japanese Yen	Buy	2/21/24	3,705,312	3,762,503	(57,191)
	New Zealand Dollar	Sell	4/17/24	101,839	103,831	1,992
	Swedish Krona	Sell	3/20/24	12,612	12,548	(64)
WestPac Banking Corp.
	British Pound	Sell	3/20/24	1,084,068	1,078,043	(6,025)
	Euro	Sell	3/20/24	217,003	217,375	372
	New Zealand Dollar	Sell	4/17/24	134,297	136,921	2,624
Unrealized appreciation						298,089
Unrealized (depreciation)						(291,709)
Total						$6,380
* The exchange currency for all contracts listed is the United States Dollar.

FUTURES CONTRACTS OUTSTANDING at 1/31/24 (Unaudited)
	Number of contracts	Notional amount	Value	Expiration date	Unrealized depreciation
Euro-Bobl 5 yr (Short)	69	$8,838,581	$8,838,582	Mar-24	$(50,095)
U.S. Treasury Note 2 yr (Short)	487	100,154,594	100,154,594	Mar-24	(911,822)
U.S. Treasury Note Ultra 10 yr (Short)	30	3,506,250	3,506,250	Mar-24	(125,475)
Unrealized appreciation					—
Unrealized (depreciation)					(1,087,392)
Total					$(1,087,392)

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 1/31/24 (Unaudited)
Counterparty Fixed right or obligation % to receive or (pay)/Floating rate index/ Maturity date	Expiration date/strike	Notional/ Contract amount	Premium receivable/ (payable)	Unrealized appreciation/ (depreciation)
Bank of America N.A.
3.63/US SOFR/Mar-26 (Written)	Mar-24/3.63	$66,745,900	$830,986	$331,060
(3.63)/US SOFR/Mar-26 (Written)	Mar-24/3.63	66,745,900	830,986	723,526
1.8838/US SOFR/Apr-34 (Purchased)	Apr-24/1.8838	32,507,900	(237,767)	(231,781)

Premier Income Trust 31

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 1/31/24 (Unaudited) cont.
Counterparty Fixed right or obligation % to receive or (pay)/Floating rate index/ Maturity date	Expiration date/strike		Notional/ Contract amount	Premium receivable/ (payable)	Unrealized appreciation/ (depreciation)
Bank of America N.A. cont.
0.60/US SOFR/Mar-40 (Purchased)	Mar-30/0.60		$28,198,500	$(143,812)	$(1,128)
(3.1625)/US SOFR/Mar-37 (Written)	Mar-27/3.1625		21,541,500	2,213,955	534,014
3.1625/US SOFR/Mar-37 (Written)	Mar-27/3.1625		21,541,500	2,213,955	(118,047)
(3.03)/US SOFR/Mar-36 (Purchased)	Mar-26/3.03		15,450,300	(988,047)	103,517
3.03/US SOFR/Mar-36 (Purchased)	Mar-26/3.03		15,450,300	(988,047)	(463,664)
3.725/US SOFR/Nov-36 (Purchased)	Nov-26/3.725		12,868,300	(629,260)	177,325
(4.225)/US SOFR/Nov-36 (Purchased)	Nov-26/4.225		12,868,300	(658,857)	(192,896)
(0.9876)/US SOFR/Mar-50 (Purchased)	Mar-30/0.9876		4,687,800	(1,513,967)	189,715
0.9876/US SOFR/Mar-50 (Purchased)	Mar-30/0.9876		4,687,800	(101,827)	(41,909)
1.405/US SOFR/Dec-58 (Purchased)	Dec-28/1.405		2,121,700	(325,416)	(238,585)
(1.405)/US SOFR/Dec-58 (Purchased)	Dec-28/1.405		2,121,700	(325,416)	401,044
Barclays Bank PLC
3.00/US SOFR/Dec-48 (Purchased)	Dec-38/3.00		39,734,000	(2,634,364)	13,510
3.10/US SOFR/Dec-42 (Purchased)	Dec-32/3.10		32,618,500	(1,380,089)	217,892
Citibank, N.A.
3.355/US SOFR/Jul-29 (Purchased)	Jul-24/3.355		50,841,300	(513,497)	142,356
(3.855)/US SOFR/Jul-29 (Purchased)	Jul-24/3.855		50,841,300	(499,516)	(139,814)
(3.233)/US SOFR/Mar-34 (Written)	Mar-24/3.233		14,981,600	140,453	87,043
3.803/US SOFR/Mar-34 (Written)	Mar-24/3.803		14,981,600	137,956	61,874
3.518/US SOFR/Mar-34 (Purchased)	Mar-24/3.518		14,981,600	(281,529)	(119,254)
(1.34)/US SOFR/Jan-61 (Purchased)	Jan-41/1.34		4,450,300	(1,040,302)	117,265
1.34/US SOFR/Jan-61 (Purchased)	Jan-41/1.34		4,450,300	(371,600)	(81,841)
3.18/6 month EUR-EURIBOR/Mar-29 (Purchased)	Mar-24/3.18	EUR	28,513,100	(623,805)	388,258
(3.18)/6 month EUR-EURIBOR/Mar-29 (Purchased)	Mar-24/3.18	EUR	28,513,100	(623,805)	(627,375)
Deutsche Bank AG
(3.19)/US SOFR/Mar-38 (Written)	Mar-28/3.19		10,227,100	712,318	213,440
3.19/US SOFR/Mar-38 (Written)	Mar-28/3.19		10,227,100	712,318	(115,055)
Goldman Sachs International
2.40/US SOFR/May-57 (Purchased)	May-27/2.40		24,294,700	(738,559)	258,010
(2.525)/US SOFR/Mar-47 (Purchased)	Mar-27/2.525		1,629,100	(229,703)	55,634
2.525/US SOFR/Mar-47 (Purchased)	Mar-27/2.525		1,629,100	(95,873)	(39,603)
(2.85)/3 month EUR-EURIBOR/Mar-29 (Purchased)	Mar-28/2.85	EUR	40,603,400	(381,932)	(139,539)
2.85/3 month EUR-EURIBOR/Mar-29 (Purchased)	Mar-28/2.85	EUR	40,603,400	(381,932)	57,922
JPMorgan Chase Bank N.A.
3.515/US SOFR/Dec-40 (Written)	Dec-30/3.515		24,864,400	1,864,830	(139,738)
(3.515)/US SOFR/Dec-40 (Written)	Dec-30/3.515		24,864,400	1,755,427	107,166
3.475/US SOFR/Dec-38 (Written)	Dec-28/3.475		16,341,800	1,096,535	(105,568)
(3.475)/US SOFR/Dec-38 (Written)	Dec-28/3.475		16,341,800	1,096,535	106,385
3.3225/US SOFR/Jul-38 (Written)	Jul-28/3.3225		11,891,400	803,859	(109,639)
(3.3225)/US SOFR/Jul-38 (Written)	Jul-28/3.3225		11,891,400	803,859	164,696

32 Premier Income Trust

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 1/31/24 (Unaudited) cont.
Counterparty Fixed right or obligation % to receive or (pay)/Floating rate index/ Maturity date	Expiration date/strike		Notional/ Contract amount	Premium receivable/ (payable)	Unrealized appreciation/ (depreciation)
JPMorgan Chase Bank N.A. cont.
3.0925/US SOFR/Mar-43 (Written)	Mar-33/3.0925		$2,852,600	$239,618	$(44,272)
(3.0925)/US SOFR/Mar-43 (Written)	Mar-33/3.0925		2,852,600	239,618	66,979
(4.178)/6 month AUD-BBR-BBSW/Apr-40 (Purchased)	Apr-33/4.178	AUD	14,070,900	(504,308)	111,882
4.178/6 month AUD-BBR-BBSW/Apr-40 (Purchased)	Apr-33/4.178	AUD	14,070,900	(504,308)	(118,898)
2.495/6 month AUD-BBR-BBSW/Nov-46 (Purchased)	Nov-26/2.495	AUD	5,302,300	(329,739)	(250,249)
(2.495)/6 month AUD-BBR-BBSW/Nov-46 (Purchased)	Nov-26/2.495	AUD	5,302,300	(329,739)	584,400
1.445/6 month AUD-BBR-BBSW/Mar-40 (Purchased)	Mar-30/1.445	AUD	4,317,900	(161,857)	(132,573)
(1.445)/6 month AUD-BBR-BBSW/Mar-40 (Purchased)	Mar-30/1.445	AUD	4,317,900	(161,857)	451,683
1.692/6 month AUD-BBR-BBSW/Jan-35 (Purchased)	Jan-25/1.692	AUD	3,098,200	(96,660)	(89,840)
(1.692)/6 month AUD-BBR-BBSW/Jan-35 (Purchased)	Jan-25/1.692	AUD	3,098,200	(96,660)	332,224
1.441/6 month AUD-BBR-BBSW/Jul-45 (Purchased)	Jul-25/1.441	AUD	2,068,300	(122,324)	(110,303)
(1.441)/6 month AUD-BBR-BBSW/Jul-45 (Purchased)	Jul-25/1.441	AUD	2,068,300	(122,324)	403,002
Mizuho Capital Markets LLC
3.5475/US SOFR/Aug-36 (Purchased)	Aug-26/3.5475		10,654,600	(533,263)	41,446
(4.0475)/US SOFR/Aug-36 (Purchased)	Aug-26/4.0475		10,654,600	(554,039)	(149,484)
Morgan Stanley & Co. International PLC
2.25/US SOFR/Aug-56 (Purchased)	Aug-26/2.25		1,972,800	(52,871)	2,071
(2.879)/6 month EUR-EURIBOR/Jan-39 (Written)	Jan-34/2.879	EUR	14,022,900	679,508	(29,554)
2.879/6 month EUR-EURIBOR/Jan-39 (Written)	Jan-34/2.879	EUR	14,022,900	679,508	1,819
Toronto-Dominion Bank
(2.118)/US SOFR/Mar-41 (Purchased)	Mar-31/2.118		1,584,500	(210,086)	29,725
2.118/US SOFR/Mar-41 (Purchased)	Mar-31/2.118		1,584,500	(52,764)	(12,914)
UBS AG
(2.00)/6 month AUD-BBR-BBSW/Sep-46 (Purchased)	Sep-36/2.00	AUD	4,626,600	(246,251)	240,912
2.00/6 month AUD-BBR-BBSW/Sep-46 (Purchased)	Sep-36/2.00	AUD	4,626,600	(246,251)	(106,963)
2.70/6 month AUD-BBR-BBSW/Apr-47 (Purchased)	Apr-37/2.70	AUD	2,202,100	(133,708)	(48,094)
(2.70)/6 month AUD-BBR-BBSW/Apr-47 (Purchased)	Apr-37/2.70	AUD	2,202,100	(133,708)	63,581
1.05/6 month EUR-EURIBOR/Nov-48 (Purchased)	Nov-28/1.05	EUR	15,395,300	(441,071)	68,048
Unrealized appreciation					6,849,424
Unrealized (depreciation)					(3,998,580)
Total					$2,850,844

Premier Income Trust 33

TBA SALE COMMITMENTS OUTSTANDING at 1/31/24 (proceeds receivable $34,712,070) (Unaudited)
Agency	Principal amount	Settlement date	Value
Government National Mortgage Association, 3.50%, 2/1/54	$1,000,000	2/20/24	$925,129
Uniform Mortgage-Backed Securities, 6.00%, 2/1/54	18,000,000	2/13/24	18,259,453
Uniform Mortgage-Backed Securities, 5.50%, 2/1/54	1,000,000	2/13/24	1,003,711
Uniform Mortgage-Backed Securities, 4.50%, 2/1/54	5,000,000	2/13/24	4,840,039
Uniform Mortgage-Backed Securities, 4.00%, 2/1/54	5,000,000	2/13/24	4,714,844
Uniform Mortgage-Backed Securities, 3.00%, 2/1/54	3,000,000	2/13/24	2,632,383
Uniform Mortgage-Backed Securities, 2.50%, 2/1/54	3,000,000	2/13/24	2,528,438
Total			$34,903,997

OTC INTEREST RATE SWAP CONTRACTS OUTSTANDING at 1/31/24 (Unaudited)
Swap counterparty/ Notional amount		Value	Upfront premium received (paid)	Termination date	Payments made by fund	Payments received by fund	Unrealized appreciation/ (depreciation)
JPMorgan Chase Bank N.A.
MYR	960,000	$152 E	$—	3/20/29	Bank Negara Malaysia Klibor Interbank Offered Rate Fixing 3 month — Quarterly	3.585% — Quarterly	$152
MYR	13,660,000	2,484 E	—	3/20/29	Bank Negara Malaysia Klibor Interbank Offered Rate Fixing 3 month — Quarterly	3.55% — Quarterly	(2,483)
Upfront premium received			—		Unrealized appreciation		152
Upfront premium (paid)			—		Unrealized (depreciation)		(2,483)
Total			$—		Total		$(2,331)
E Extended effective date.

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 1/31/24 (Unaudited)
Notional amount	Value	Upfront premium received (paid)	Termination date	Payments made by fund	Payments received by fund	Unrealized appreciation/ (depreciation)
$156,328,000	$1,338,168 E	$1,450,969	3/20/26	4.40% — Annually	US SOFR — Annually	$112,802
138,054,000	3,386,465 E	3,854,866	3/20/29	4.10% — Annually	US SOFR — Annually	468,403
56,384,000	1,134,446 E	1,234,189	3/20/34	3.80% — Annually	US SOFR — Annually	99,743
4,407,000	16,703 E	(2,555)	3/20/54	US SOFR — Annually	3.50% — Annually	14,147
16,605,000	157,914 E	141,146	3/20/26	4.45% — Annually	US SOFR — Annually	(16,768)
321,850,000	8,622,362 E	(6,018,135)	3/20/29	US SOFR — Annually	4.15% — Annually	2,604,228
2,386,000	57,932 E	89,337	3/20/34	3.85% — Annually	US SOFR — Annually	31,405

34 Premier Income Trust

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 1/31/24 (Unaudited) cont.
Notional amount		Value	Upfront premium received (paid)	Termination date	Payments made by fund	Payments received by fund	Unrealized appreciation/ (depreciation)
	$21,768,000	$281,243 E	$1,164,694	3/20/54	3.55% — Annually	US SOFR — Annually	$883,452
	11,976,200	313,058 E	(407)	12/13/57	US SOFR — Annually	3.524% — Annually	312,651
	20,456,400	247,727 E	(399)	11/27/39	3.869% — Annually	US SOFR — Annually	(248,126)
AUD	3,032,200	41,636 E	(28,598)	3/20/34	6 month AUD-BBR-BBSW — Semiannually	4.52% — Semiannually	13,038
AUD	9,595,000	43,434 E	(4,836)	3/20/26	3 month AUD-BBR-BBSW — Quarterly	4.17% — Quarterly	38,598
AUD	1,368,400	8,134 E	(18)	1/27/43	4.91% — Semiannually	6 month AUD-BBR-BBSW — Semiannually	(8,151)
BRL	3,470,000	18,805	(16,423)	1/2/29	Brazil Cetip Interbank Deposit Rate — At maturity	0.00% — At maturity	(195)
CAD	5,744,000	4,016 E	48,524	3/20/34	3.34% — Semiannually	Canadian Overnight Repo Rate Average — Semiannually	52,541
CAD	8,590,000	32,074 E	(26,619)	3/20/26	Canadian Overnight Repo Rate Average — Semiannually	4.19% — Semiannually	5,455
CHF	3,641,000	11,054 E	(7,187)	3/20/34	Swiss Average Rate Overnight — Annually	1.18% — Annually	(18,242)
CLP	1,416,610,000	25,413 E	14,608	3/20/29	4.728% — Semiannually	CLICP (Chilean Pesos Indice Camara Promedio) — Semiannually	(10,805)
CNY	55,300,000	80,182 E	(62,652)	3/20/29	China Fixing Repo Rates 7 Day — Quarterly	2.36% — Quarterly	17,531
COP	5,928,530,000	46,542 E	(31,141)	3/20/29	Colombia IBR Overnight Rate — Quarterly	7.652% — Quarterly	15,402
CZK	11,950,000	3,719 E	(992)	3/20/29	6 month CZK-PRIBOR — Semiannually	3.605% — Annually	2,726
EUR	10,320,000	76,285 E	27,268	3/20/29	2.61% — Annually	6 month EUR-EURIBOR — Semiannually	(49,017)
EUR	4,117,100	979 E	10,358	3/20/34	2.54% — Annually	6 month EUR-EURIBOR — Semiannually	11,337

Premier Income Trust 35

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 1/31/24 (Unaudited) cont.
Notional amount		Value	Upfront premium received (paid)	Termination date	Payments made by fund	Payments received by fund	Unrealized appreciation/ (depreciation)
EUR	7,641,000	37,242 E	(34,755)	3/20/26	6 month EUR-EURIBOR — Semiannually	2.96% — Annually	2,487
GBP	1,711,000	20,209 E	12,605	3/20/34	3.67% — Annually	Sterling Overnight Index Average — Annually	(7,604)
GBP	2,847,000	24,390 E	(15,416)	3/20/26	Sterling Overnight Index Average — Annually	4.45% — Annually	8,974
HUF	524,030,000	3,453 E	(3,824)	3/20/29	6 month HUF-BUBOR-NATIONAL BANK OF HUNGARY — Semiannually	5.6547% — Annually	(371)
ILS	17,260,000	23,516 E	15,934	3/20/29	Israeili Shekel 3 month TELIBOR — Quarterly	3.425% — Annually	(7,583)
INR	170,420,000	5,602 E	2,420	3/20/29	6.23% — Semiannually	INR-FBIL-MIBOR-OIS-COMPOUND — Semiannually	(3,182)
KRW	1,022,540,000	6,780 E	6,926	3/20/29	3.3575% — Quarterly	3 month KRW-CD-KSDA-BLOOMBERG — Quarterly	145
MXN	15,090,000	2,148 E	3,175	3/20/29	Mexico Interbank TIIE 28 Day — 28 Days	8.65% — 28 Days	5,323
NOK	58,926,000	99,169 E	(15,227)	3/20/34	3.35% — Annually	6 month NOK-NIBOR-NIBR — Semiannually	83,941
NZD	5,903,000	75,700 E	(25,861)	3/20/34	3 month NZD-BBR-FRA — Quarterly	4.61% — Semiannually	49,839
PLN	8,910,000	18,046 E	17,660	3/20/29	6 month WIBOR — Semiannually	4.28% — Annually	(386)
SEK	35,136,000	2,937 E	13,794	3/20/34	2.51% — Annually	3 month SEK-STIBOR-SIDE — Quarterly	16,731
SGD	6,990,000	8,129 E	(5,289)	3/20/29	Compounded Singapore Overnight Rate Average — Semiannually	2.735% — Semiannually	(13,418)

36 Premier Income Trust

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 1/31/24 (Unaudited) cont.
Notional amount		Value	Upfront premium received (paid)	Termination date	Payments made by fund	Payments received by fund	Unrealized appreciation/ (depreciation)
THB	133,010,000	22,720 E	(24,391)	3/20/29	Thailand Overnight Repo Rate ON — Quarterly	2.42% — Quarterly	(1,672)
ZAR	21,860,000	5,721 E	(4,033)	3/20/29	3 month ZAR-JIBAR-SAFEX — Quarterly	8.193% — Quarterly	1,687
Total			$1,779,715	$4,467,066
E Extended effective date.

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 1/31/24 (Unaudited)
Swap counterparty/ Notional amount	Value	Upfront premium received (paid)	Termination date	Payments received (paid) by fund	Total return received by or paid by fund	Unrealized depreciation
Morgan Stanley & Co. International PLC
$2,391,316	$2,267,862	$—	9/29/25	(0.165%) — Annually	Ephesus Funding DAC, 3.80%, Series 2020−01, 9/22/2025 — Annually	$(91,220)
2,285,366	2,115,092	—	7/17/24	3.825% (3 month USD-LIBOR-ICE minus 0.12%) — Quarterly	Pera Funding DAC, 3.825%, Series 2019−01, 07/10/24 — Quarterly	(164,654)
Upfront premium received		—		Unrealized appreciation		—
Upfront premium (paid)		—		Unrealized (depreciation)		(255,874)
Total		$—		Total	$(255,874)

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 1/31/24 (Unaudited)
Swap counterparty/ Referenced debt*	Rating***	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments received by fund	Unrealized appreciation/ (depreciation)
Bank of America N.A.
CMBX NA BBB−.6 Index	BB/P	$1,539	$12,469	$1,579	5/11/63	300 bp — Monthly	$(32)
CMBX NA BBB−.6 Index	BB/P	9,980	67,428	8,536	5/11/63	300 bp — Monthly	1,483
CMBX NA BBB−.6 Index	BB/P	16,545	123,771	15,669	5/11/63	300 bp — Monthly	948
CMBX NA BBB−.6 Index	BB/P	19,586	150,096	19,002	5/11/63	300 bp — Monthly	671
Citigroup Global Markets, Inc.
CMBX NA BB.13 Index	BB−/P	1,082,148	2,531,000	856,744	12/16/72	500 bp — Monthly	227,865
CMBX NA BB.14 Index	BB−/P	6,907	63,000	20,727	12/16/72	500 bp — Monthly	(13,758)

Premier Income Trust 37

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 1/31/24 (Unaudited) cont.
Swap counterparty/ Referenced debt*	Rating***	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments received by fund	Unrealized appreciation/ (depreciation)
Citigroup Global Markets, Inc. cont.
CMBX NA BB.6 Index	B+/P	$241,859	$781,693	$241,543	5/11/63	500 bp — Monthly	$1,076
CMBX NA BB.7 Index	B-/P	681,831	1,825,482	550,383	1/17/47	500 bp — Monthly	133,223
CMBX NA BB.9 Index	B/P	152,279	362,000	130,863	9/17/58	500 bp — Monthly	21,768
CMBX NA BBB−.11 Index	BBB−/P	25,830	123,000	15,941	11/18/54	300 bp — Monthly	9,961
CMBX NA BBB−.16 Index	BBB−/P	80,697	355,000	58,575	4/17/65	300 bp — Monthly	22,329
Credit Suisse International
CMBX NA BB.7 Index	B-/P	63,938	380,044	114,583	1/17/47	500 bp — Monthly	(50,276)
CMBX NA BBB−.7 Index	BB/P	27,745	197,255	32,054	1/17/47	300 bp — Monthly	(4,194)
CMBX NA BBB−.7 Index	BB/P	138,664	1,054,275	171,320	1/17/47	300 bp — Monthly	(32,040)
CMBX NA BBB−.7 Index	BB/P	143,170	1,225,117	199,081	1/17/47	300 bp — Monthly	(55,197)
Goldman Sachs International
CMBX NA BB.6 Index	B+/P	115,792	374,830	115,823	5/11/63	500 bp — Monthly	334
CMBX NA BB.9 Index	B/P	10,003	25,000	9,038	9/17/58	500 bp — Monthly	990
CMBX NA BBB−.13 Index	BBB−/P	168,000	631,000	128,661	12/16/72	300 bp — Monthly	39,708
CMBX NA BBB−.16 Index	BBB−/P	44,562	217,000	35,805	4/17/65	300 bp — Monthly	8,883
CMBX NA BBB−.7 Index	BB/P	89,468	412,493	67,030	1/17/47	300 bp — Monthly	22,678
JPMorgan Securities LLC
CMBX NA BB.10 Index	B-/P	17,251	215,000	84,280	5/11/63	500 bp — Monthly	(66,820)
CMBX NA BB.6 Index	B+/P	10,811	11,801	3,647	5/11/63	500 bp — Monthly	7,176
CMBX NA BBB−.13 Index	BBB−/P	34,234	259,000	52,810	12/16/72	300 bp — Monthly	(18,425)
CMBX NA BBB−.8 Index	BB−/P	37,581	241,000	26,727	10/17/57	300 bp — Monthly	10,995
Merrill Lynch International
CMBX NA A.13 Index	A-/P	53,512	402,000	33,205	12/16/72	200 bp — Monthly	20,463
CMBX NA A.13 Index	A-/P	52,396	402,000	33,205	12/16/72	200 bp — Monthly	19,347
CMBX NA BB.6 Index	B+/P	28,625	143,863	44,454	5/11/63	500 bp — Monthly	(15,688)

38 Premier Income Trust

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 1/31/24 (Unaudited) cont.
Swap counterparty/ Referenced debt*	Rating***	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments received by fund	Unrealized appreciation/ (depreciation)
Morgan Stanley & Co. International PLC
CMBX NA BB.6 Index	B+/P	$163,948	$517,569	$159,929	5/11/63	500 bp — Monthly	$4,520
CMBX NA BBB−.15 Index	BBB−/P	7,084	26,000	4,225	11/18/64	300 bp — Monthly	2,875
CMBX NA BBB−.16 Index	BBB−/P	7,729	34,000	5,610	4/17/65	300 bp — Monthly	2,139
CMBX NA BBB−.9 Index	BB/P	2,330	24,000	3,458	9/17/58	300 bp — Monthly	(1,114)
Upfront premium received		3,536,044		Unrealized appreciation		559,432
Upfront premium (paid)		—		Unrealized (depreciation)		(257,544)
Total		$3,536,044		Total		$301,888
* Payments related to the referenced debt are made upon a credit default event.
** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.
*** Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody’s, Standard & Poor’s or Fitch ratings are believed to be the most recent ratings available at January 31, 2024. Securities rated by Fitch are indicated by “/F.” Securities rated by Putnam are indicated by “/P.” The Putnam rating categories are comparable to the Standard & Poor’s classifications.

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 1/31/24 (Unaudited)
Swap counterparty/ Referenced debt*	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments (paid) by fund	Unrealized appreciation/ (depreciation)
Citigroup Global Markets, Inc.
CMBX NA BB.10 Index	$(884,510)	$1,906,000	$747,152	11/17/59	(500 bp) — Monthly	$(139,211)
CMBX NA BB.8 Index	(155,013)	344,301	129,939	10/17/57	(500 bp) — Monthly	(25,408)
CMBX NA BBB−.10 Index	(339,336)	1,129,000	222,639	11/17/59	(300 bp) — Monthly	(117,356)
CMBX NA BBB−.12 Index	(517,352)	1,823,000	359,131	8/17/61	(300 bp) — Monthly	(159,284)
CMBX NA BBB−.13 Index	(122,257)	427,000	87,065	12/16/72	(300 bp) — Monthly	(35,441)
CMBX NA BBB−.6 Index	(143,487)	353,764	44,787	5/11/63	(300 bp) — Monthly	(98,907)
CMBX NA BBB−.8 Index	(89,247)	462,000	51,236	10/17/57	(300 bp) — Monthly	(38,281)
CMBX NA BBB−.9 Index	(12,539)	53,000	7,637	9/17/58	(300 bp) — Monthly	(4,933)
Credit Suisse International
CMBX NA BB.10 Index	(80,855)	606,000	237,552	11/17/59	(500 bp) — Monthly	156,108
CMBX NA BB.10 Index	(71,945)	605,000	237,160	11/17/59	(500 bp) — Monthly	164,627

Premier Income Trust 39

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 1/31/24 (Unaudited) cont.
Swap counterparty/ Referenced debt*	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments (paid) by fund	Unrealized appreciation/ (depreciation)
Credit Suisse International cont.
CMBX NA BB.10 Index	$(39,651)	$319,000	$125,048	11/17/59	(500 bp) — Monthly	$85,087
CMBX NA BB.7 Index	(54,048)	232,956	70,236	1/17/47	(500 bp) — Monthly	15,961
CMBX NA BB.7 Index	(4,130)	131,500	40,633	5/11/63	(500 bp) — Monthly	36,375
Goldman Sachs International
CMBX NA BB.7 Index	(159,986)	445,239	134,240	1/17/47	(500 bp) — Monthly	(26,179)
CMBX NA BB.8 Index	(54,713)	128,872	48,636	10/17/57	(500 bp) — Monthly	(6,202)
CMBX NA BBB−.12 Index	(20,043)	76,000	14,972	8/17/61	(300 bp) — Monthly	(5,115)
JPMorgan Securities LLC
CMBX NA BB.7 Index	(1,004,773)	1,631,484	491,893	1/17/47	(500 bp) — Monthly	(514,466)
CMBX NA BBB−.11 Index	(13,547)	123,000	15,941	11/18/54	(300 bp) — Monthly	2,322
CMBX NA BBB−.7 Index	(577,517)	1,382,471	224,652	1/17/47	(300 bp) — Monthly	(353,671)
Merrill Lynch International
CMBX NA BB.10 Index	(33,229)	584,000	228,928	11/17/59	(500 bp) — Monthly	195,131
CMBX NA BB.9 Index	(78)	2,000	723	9/17/58	(500 bp) — Monthly	643
CMBX NA BBB−.7 Index	(75,310)	516,460	83,925	1/17/47	(300 bp) — Monthly	8,313
Morgan Stanley & Co. International PLC
CMBX NA BB.10 Index	(461,283)	972,000	381,024	11/17/59	(500 bp) — Monthly	(81,204)
CMBX NA BB.7 Index	(166,907)	438,879	132,322	1/17/47	(500 bp) — Monthly	(35,012)
CMBX NA BB.8 Index	(10,981)	24,043	9,074	10/17/57	(500 bp) — Monthly	(1,930)
CMBX NA BB.9 Index	(163,057)	385,000	139,178	9/17/58	(500 bp) — Monthly	(24,253)
CMBX NA BBB−.10 Index	(340,500)	1,053,000	207,652	11/17/59	(300 bp) — Monthly	(136,072)
CMBX NA BBB−.12 Index	(318)	1,000	197	8/17/61	(300 bp) — Monthly	(122)

40 Premier Income Trust

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 1/31/24 (Unaudited) cont.
Swap counterparty/ Referenced debt*	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments (paid) by fund	Unrealized appreciation/ (depreciation)
Morgan Stanley & Co. International PLC cont.
CMBX NA BBB−.13 Index	$(76,977)	$242,000	$49,344	12/16/72	(300 bp) — Monthly	$(27,774)
CMBX NA BBB−.7 Index	(107,078)	456,328	74,153	1/17/47	(300 bp) — Monthly	(33,191)
Upfront premium received	—		Unrealized appreciation		664,567
Upfront premium (paid)	(5,780,667)		Unrealized (depreciation)		(1,864,012)
Total	$(5,780,667)		Total		$(1,199,445)
* Payments related to the referenced debt are made upon a credit default event.
** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

CENTRALLY CLEARED CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 1/31/24 (Unaudited)
Referenced debt*	Rating***	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments received by fund	Unrealized appreciation
CDX NA HY Series 41 Index	B+/P	$(77,046)	$19,511,910	$1,076,082	12/20/28	500 bp — Quarterly	$1,115,565
Total	$(77,046)		$1,115,565
* Payments related to the referenced debt are made upon a credit default event.
** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.
*** Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody’s, Standard & Poor’s or Fitch ratings are believed to be the most recent ratings available at January 31, 2024. Securities rated by Fitch are indicated by “/F.” Securities rated by Putnam are indicated by “/P.” The Putnam rating categories are comparable to the Standard & Poor’s classifications.

Premier Income Trust 41

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1: Valuations based on quoted prices for identical securities in active markets.

Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:

		Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Utilities and power	$—	$24,234	$—
Total common stocks	—	24,234	—
Asset-backed securities	—	2,768,304	—
Convertible bonds and notes	—	10,877,995	—
Corporate bonds and notes	—	92,009,223	—
Foreign government and agency bonds and notes	—	33,403,118	—
Mortgage-backed securities	—	143,683,648	—
Senior loans	—	10,827,040	—
U.S. government and agency mortgage obligations	—	180,365,681	—
U.S. treasury obligations	—	1,053,289	—
Short-term investments	2,809,000	70,710,467	—
Totals by level	$2,809,000	$545,722,999	$—

		Valuation inputs
Other financial instruments:	Level 1	Level 2	Level 3
Forward currency contracts	$—	$6,380	$—
Futures contracts	(1,087,392)	—	—
Forward premium swap option contracts	—	2,850,844	—
TBA sale commitments	—	(34,903,997)	—
Interest rate swap contracts	—	2,685,020	—
Total return swap contracts	—	(255,874)	—
Credit default contracts	—	2,539,677	—
Totals by level	$(1,087,392)	$(27,077,950)	$—

* Common stock classifications are presented at the sector level, which may differ from the fund’s portfolio presentation.

The accompanying notes are an integral part of these financial statements.

42 Premier Income Trust

Statement of assets and liabilities 1/31/24 (Unaudited)

ASSETS
Investment in securities, at value (Notes 1 and 9):
Unaffiliated issuers (identified cost $495,435,791)	$480,291,169
Affiliated issuers (identified cost $68,240,830) (Note 5)	68,240,830
Cash	220,101
Foreign currency (cost $58,087) (Note 1)	57,787
Interest and other receivables	3,748,025
Receivable for investments sold	1,173,171
Receivable for sales of TBA securities (Note 1)	34,771,418
Receivable for variation margin on centrally cleared swap contracts (Note 1)	9,335,906
Unrealized appreciation on forward premium swap option contracts (Note 1)	6,849,424
Unrealized appreciation on forward currency contracts (Note 1)	298,089
Unrealized appreciation on OTC swap contracts (Note 1)	1,224,151
Premium paid on OTC swap contracts (Note 1)	5,780,667
Deposits with broker (Note 1)	4,450,086
Receivable from broker (Note 1)	197,563
Total assets	616,638,387

LIABILITIES
Payable for investments purchased	4,155,112
Payable for purchases of TBA securities (Note 1)	178,893,158
Payable for compensation of Manager (Note 2)	657,557
Payable for custodian fees (Note 2)	23,034
Payable for investor servicing fees (Note 2)	30,731
Payable for Trustee compensation and expenses (Note 2)	175,244
Payable for administrative services (Note 2)	5,173
Payable for variation margin on futures contracts (Note 1)	312,704
Payable for variation margin on centrally cleared swap contracts (Note 1)	9,636,982
Distributions payable to shareholders	2,490,797
Unrealized depreciation on forward premium swap option contracts (Note 1)	3,998,580
Unrealized depreciation on OTC swap contracts (Note 1)	2,379,913
Premium received on OTC swap contracts (Note 1)	3,536,044
Unrealized depreciation on forward currency contracts (Note 1)	291,709
TBA sale commitments, at value (proceeds receivable $34,712,070) (Note 1)	34,903,997
Collateral on certain derivative contracts and TBA commitments, at value (Notes 1 and 9)	3,862,289
Other accrued expenses	149,431
Total liabilities	245,502,455

Net assets	$371,135,932

REPRESENTED BY
Paid-in capital (Unlimited shares authorized) (Notes 1 and 4)	$623,576,214
Total distributable earnings (Note 1)	(252,440,282)
Total — Representing net assets applicable to capital shares outstanding	$371,135,932

COMPUTATION OF NET ASSET VALUE
Net asset value per share ($371,135,932 divided by 96,268,785 shares)	$3.86

The accompanying notes are an integral part of these financial statements.

Premier Income Trust 43

Statement of operations Six months ended 1/31/24 (Unaudited)

INVESTMENT INCOME
Interest (net of foreign tax of $51) (including interest income of $1,325,005 from investments
in affiliated issuers) (Note 5)	$12,273,172
Total investment income	12,273,172

EXPENSES
Compensation of Manager (Note 2)	1,370,997
Investor servicing fees (Note 2)	90,676
Custodian fees (Note 2)	42,970
Trustee compensation and expenses (Note 2)	8,148
Administrative services (Note 2)	7,499
Auditing and tax fees	90,504
Other	111,910
Fees waived and reimbursed by Manager (Note 2)	(16,386)
Total expenses	1,706,318
Expense reduction (Note 2)	(3,775)
Net expenses	1,702,543

Net investment income	10,570,629

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Securities from unaffiliated issuers (Notes 1 and 3)	(7,571,713)
Foreign currency transactions (Note 1)	(32,963)
Forward currency contracts (Note 1)	(619,319)
Futures contracts (Note 1)	2,596,272
Swap contracts (Note 1)	(9,008,610)
Written options (Note 1)	(202,887)
Total net realized loss	(14,839,220)
Change in net unrealized appreciation (depreciation) on:
Securities from unaffiliated issuers and TBA sale commitments	16,715,279
Assets and liabilities in foreign currencies	(463)
Forward currency contracts	837,769
Futures contracts	(2,977,950)
Swap contracts	7,735,479
Written options	(137,791)
Total change in net unrealized appreciation	22,172,323

Net gain on investments	7,333,103

Net increase in net assets resulting from operations	$17,903,732

The accompanying notes are an integral part of these financial statements.

44 Premier Income Trust

Statement of changes in net assets

INCREASE (DECREASE) IN NET ASSETS	Six months ended 1/31/24*	Year ended 7/31/23
Operations
Net investment income	$10,570,629	$22,284,959
Net realized loss on investments
and foreign currency transactions	(14,839,220)	(26,674,282)
Change in net unrealized appreciation of investments
and assets and liabilities in foreign currencies	22,172,323	5,345,032
Net increase in net assets resulting from operations	17,903,732	955,709
Distributions to shareholders (Note 1):
From ordinary income
Net investment income	(15,044,202)	(25,564,554)
From return of capital	—	(5,023,923)
Decrease from capital share transactions (Note 4)	(1,529,990)	(10,161,160)
Total increase (decrease) in net assets	1,329,540	(39,793,928)

NET ASSETS
Beginning of period	369,806,392	409,600,320
End of period	$371,135,932	$369,806,392

NUMBER OF FUND SHARES
Shares outstanding at beginning of period	96,715,303	99,528,263
Shares repurchased (Note 4)	(446,518)	(2,812,960)
Shares outstanding at end of period	96,268,785	96,715,303

* Unaudited.

The accompanying notes are an integral part of these financial statements.

Premier Income Trust 45

Financial highlights
(For a common share outstanding throughout the period)

PER-SHARE OPERATING PERFORMANCE
	Six
	months			Year ended
	ended**
	1/31/24	7/31/23	7/31/22	7/31/21	7/31/20	7/31/19
Net asset value, beginning of period	$3.82	$4.12	$4.62	$4.80	$5.44	$5.59
Investment operations:
Net investment income [a]	.11	.23	.21	.21	.24	.27
Net realized and unrealized
gain (loss) on investments	.09	(.23)	(.41)	(.04)	(.47)	(.05)
Total from investment operations	.20	—	(.20)	.17	(.23)	.22
Less distributions:
From net investment income	(.16)	(.26)	(.26)	(.07)	(.34)	(.38)
From return of capital	—	(.05)	(.05)	(.28)	(.08)	—
Total distributions	(.16)	(.31)	(.31)	(.35)	(.42)	(.38)
Increase from shares repurchased	— [e]	.01	.01	— [e]	.01	.01
Net asset value, end of period	$3.86	$3.82	$4.12	$4.62	$4.80	$5.44
Market price, end of period	$3.65	$3.65	$3.89	$4.65	$4.74	$5.32
Total return at market price (%) [b]	4.49*	2.08	(9.87)	5.63	(3.19)	9.18

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period
(in thousands)	$371,136	$369,806	$409,600	$472,126	$492,108	$562,064
Ratio of expenses to average
net assets (%) [c]	.47*[f]	.99	.96	.94	.94	.93
Ratio of net investment income
to average net assets (%)	2.91*[f]	5.76	4.88	4.21	4.67	4.94
Portfolio turnover (%) [d]	562*	1,280	1,665	1,023	943	854

* Not annualized.

** Unaudited.

a Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

b Total return assumes dividend reinvestment.

c Includes amounts paid through expense offset arrangements, if any (Note 2).

d Portfolio turnover includes TBA purchase and sale commitments.

e Amount represents less than $0.01 per share.

f Reflects waivers of certain fund expenses in connection with investments in Putnam Government Money Market Fund in effect during the period (Note 2). As a result of such waivers, the expenses of the fund reflects a reduction of less than 0.01%.

The accompanying notes are an integral part of these financial statements.

46 Premier Income Trust

Notes to financial statements 1/31/24 (Unaudited)

Unless otherwise noted, the “reporting period” represents the period from August 1, 2023 through January 31, 2024. The following table defines commonly used references within the Notes to financial statements:

References to	Represent
Franklin Templeton	Franklin Resources, Inc.
JPMorgan	JPMorgan Chase Bank, N.A.
OTC	Over-the-counter
PIL	Putnam Investments Limited, an affiliate of Putnam Management
Putnam Management	Putnam Investment Management, LLC, the fund’s manager, an indirect wholly-owned subsidiary of Franklin Templeton
SEC	Securities and Exchange Commission
State Street	State Street Bank and Trust Company

Putnam Premier Income Trust (the fund) is a Massachusetts business trust, which is registered under the Investment Company Act of 1940, as amended, as a non-diversified closed-end management investment company. The fund is currently operating as a diversified fund. In the future, the fund may operate as a non–diversified fund to the extent permitted by applicable law. Under current law, shareholder approval would be required before the fund could operate as a non-diversified fund. The goal of the fund is to seek high current income consistent with the preservation of capital by allocating its investments among the U.S. government sector, high yield sector and international sector of the fixed-income securities market.

The fund’s shares trade on a stock exchange at market prices, which may be lower than the fund’s net asset value.

In the normal course of business, the fund enters into contracts that may include agreements to indemnify another party under given circumstances. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not yet been, made against the fund. However, the fund’s management team expects the risk of material loss to be remote.

The fund has entered into contractual arrangements with an investment adviser, administrator, transfer agent and custodian, who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the fund’s Amended and Restated Agreement and Declaration of Trust, any claims asserted by a shareholder against or on behalf of the fund, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

Note 1: Significant accounting policies

The fund follows the accounting and reporting guidance in Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP), including, but not limited to, ASC 946. The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations. Actual results could differ from those estimates. Subsequent events after the Statement of assets and liabilities date through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.

Security valuation Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.

Premier Income Trust 47

Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under Accounting Standards Codification 820 Fair Value Measurements and Disclosures (ASC 820). If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.

Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.

Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.

Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.

To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security’s fair value, the security will be valued at fair value by Putnam Management, which has been designated as valuation designee pursuant to Rule 2a–5 under the Investment Company Act of 1940, in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.

To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Joint trading account Pursuant to an exemptive order from the SEC, the fund may transfer uninvested cash balances into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Management. These balances may be invested in issues of short-term investments having maturities of up to 90 days.

Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the fair value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

48 Premier Income Trust

Security transactions and related investment income Security transactions are recorded on the trade date (the date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income, net of any applicable withholding taxes, if any, is recorded on the accrual basis. Amortization and accretion of premiums and discounts on debt securities, if any, is recorded on the accrual basis.

The fund may have earned certain fees in connection with its senior loan purchasing activities. These fees, if any, are treated as market discount and are amortized into income in the Statement of operations.

Stripped securities The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.

Foreign currency translation The accounting records of the fund are maintained in U.S. dollars. The fair value of foreign securities, currency holdings, and other assets and liabilities is recorded in the books and records of the fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when earned or incurred. The fund does not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such gains and losses are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net realized exchange gains or losses on disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions and the difference between the amount of investment income and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized appreciation and depreciation of assets and liabilities in foreign currencies arise from changes in the value of assets and liabilities other than investments at the period end, resulting from changes in the exchange rate.

Options contracts The fund uses options contracts for hedging duration and convexity, for isolating prepayment risk and for managing downside risks.

The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Exchange-traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.

Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap option contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.

Written option contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Futures contracts The fund uses futures contracts for hedging treasury term structure risk and for yield curve positioning.

The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk

Premier Income Trust 49

to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Risks may exceed amounts recognized on the Statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.”

Futures contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Forward currency contracts The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used for hedging currency exposures and for gaining exposure to currencies.

The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Risks may exceed amounts recognized on the Statement of assets and liabilities.

Forward currency contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Interest rate swap contracts The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, for hedging term structure risk, for yield curve positioning and for gaining exposure to rates in various countries.

An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded in variation margin on the Statement of assets and liabilities and recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.

The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Risk of loss may exceed amounts recognized on the Statement of assets and liabilities.

OTC and centrally cleared interest rate swap contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio.

At the close of the reporting period, the fund has deposited cash valued at $2,854,693 in a segregated account to cover margin requirements on open centrally cleared interest rate swap contracts.

Total return swap contracts The fund entered into OTC and/or centrally cleared total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, for hedging sector exposure, for gaining exposure to specific sectors, for hedging inflation and for gaining exposure to inflation.

50 Premier Income Trust

To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC and/or centrally cleared total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market maker. Any change is recorded as an unrealized gain or loss on OTC total return swaps. Daily fluctuations in the value of centrally cleared total return swaps are settled through a central clearing agent and are recorded in variation margin on the Statement of assets and liabilities and recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC and/or centrally cleared total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC total return swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared total return swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared total return swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Risk of loss may exceed amounts recognized on the Statement of assets and liabilities.

OTC and/or centrally cleared total return swap contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio.

Credit default contracts The fund entered into OTC and/or centrally cleared credit default contracts for hedging credit risk, for gaining liquid exposure to individual names, for hedging market risk and for gaining exposure to specific sectors.

In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded in variation margin on the Statement of assets and liabilities and recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.

In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. Risks of loss may exceed amounts recognized on the Statement of assets and liabilities. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.

OTC and centrally cleared credit default contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio.

Premier Income Trust 51

At the close of the reporting period, the fund has deposited cash valued at $1,595,393 in a segregated account to cover margin requirements on open centrally cleared credit default contracts.

TBA commitments The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.

The fund may also enter into TBA sale commitments to hedge its portfolio positions, to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities or an offsetting TBA purchase commitment deliverable on or before the sale commitment date are held as “cover” for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.

Unsettled TBA commitments are valued at their fair value according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.

TBA purchase commitments outstanding at period end, if any, are listed within the fund’s portfolio and TBA sale commitments outstanding at period end, if any, are listed after the fund’s portfolio.

Master agreements The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral pledged to the fund is held in a segregated account by the fund’s custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio.

Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.

With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.

At the close of the reporting period, the fund had a net liability position of $516,990 on open derivative contracts subject to the Master Agreements. Collateral pledged by the fund at period end for these agreements totaled $796,006 and may include amounts related to unsettled agreements.

52 Premier Income Trust

Interfund lending The fund, along with other Putnam funds, may participate in an interfund lending program pursuant to an exemptive order issued by the SEC. This program allows the fund to lend to other Putnam funds that permit such transactions. Interfund lending transactions are subject to each fund’s investment policies and borrowing and lending limits. Interest earned or paid on the interfund lending transaction will be based on the average of certain current market rates. During the reporting period, the fund did not utilize the program.

Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time period and otherwise comply with the provisions of the Internal Revenue Code of 1986, as amended (the Code), applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code.

The fund is subject to the provisions of Accounting Standards Codification 740 Income Taxes (ASC 740). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The fund did not have a liability to record for any unrecognized tax benefits in the accompanying financial statements. No provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains. Each of the fund’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

The fund may also be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned. In some cases, the fund may be entitled to reclaim all or a portion of such taxes, and such reclaim amounts, if any, are reflected as an asset on the fund’s books. In many cases, however, the fund may not receive such amounts for an extended period of time, depending on the country of investment.

Under the Regulated Investment Company Modernization Act of 2010, the fund will be permitted to carry forward capital losses incurred for an unlimited period and the carry forwards will retain their character as either short-term or long-term capital losses. At July 31, 2023, the fund had the following capital loss carryovers available, to the extent allowed by the Code, to offset future net capital gain, if any:

	Loss carryover
Short-term	Long-term	Total
$96,160,922	$67,310,154	$163,471,076

Pursuant to federal income tax regulations applicable to regulated investment companies, the fund has elected to defer $4,776,957 to its fiscal year ending July 31, 2024 of late year ordinary losses ((i) ordinary losses recognized between January 1, 2023 and July 31, 2023, and/or (ii) specified ordinary and currency losses recognized between November 1, 2022 and July 31, 2023).

Tax cost of investments includes adjustments to net unrealized appreciation (depreciation) which may not necessarily be final tax cost basis adjustments, but closely approximate the tax basis unrealized gains and losses that may be realized and distributed to shareholders. The aggregate identified cost on a tax basis is $582,336,000, resulting in gross unrealized appreciation and depreciation of $26,441,327 and $88,410,670, respectively, or net unrealized depreciation of $61,969,343.

Distributions to shareholders Distributions to shareholders from net investment income, if any, are recorded by the fund on the ex-dividend date. Distributions from capital gains, if any, are recorded on the ex-dividend date and paid at least annually. The fund uses targeted distribution rates, whose principal source of the distribution is ordinary income. However,the balance of the distribution, if any, comes first from capital gain and then will constitute a return of capital. A return of capital is not taxable; rather it reduces a shareholder’s tax basis in their shares of the fund. The fund may make return of capital distributions to achieve the targeted distribution rates. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Dividend sources are estimated at the time of declaration. Actual results may vary. Any non-taxable return of capital cannot be determined until final tax calculations are completed after the end of the fund’s fiscal year. Reclassifications are made to the fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

Premier Income Trust 53

Note 2: Management fee, administrative services and other transactions

The fund pays Putnam Management for management and investment advisory services quarterly based on the average net assets (including assets, but excluding liabilities, attributable to leverage for investment purposes) of the fund. The fee is based on the following annual rates:

	of the first $500 million of average		of the next $5 billion of average
0.750%	net assets,	0.480%	net assets,
	of the next $500 million of average		of the next $5 billion of average
0.650%	net assets,	0.470%	net assets,
	of the next $500 million of average		of the next $5 billion of average
0.600%	net assets,	0.460%	net assets,
	of the next $5 billion of average		of the next $5 billion of average
0.550%	net assets,	0.450%	net assets,
	of the next $5 billion of average		of the next $5 billion of average
0.525%	net assets,	0.440%	net assets,
	of the next $5 billion of average		of the next $8.5 billion of average net
0.505%	net assets,	0.430%	assets and
	of the next $5 billion of average	0.420%	of any excess thereafter.
0.490%	net assets,

For the reporting period, the management fee represented an effective rate (excluding the impact from any expense waivers in effect) of 0.378% of the fund’s average net assets.

The fund invests in Putnam Government Money Market Fund, an open-end management investment company managed by Putnam Management. Management fees paid by the fund are reduced by an amount equal to the management fees paid by Putnam Government Money Market Fund with respect to assets invested by the fund in Putnam Government Money Market Fund. During the reporting period, management fees paid were reduced by $16,386 relating to the fund’s investment in Putnam Government Money Market Fund.

PIL is authorized by the Trustees to manage a separate portion of the assets of the fund as determined by Putnam Management from time to time. PIL did not manage any portion of the assets of the fund during the reporting period. If Putnam Management were to engage the services of PIL, Putnam Management would pay a quarterly sub-management fee to PIL for its services at an annual rate of 0.20% of the average net assets of the portion of the fund managed by PIL.

On January 1, 2024, a subsidiary of Franklin Templeton acquired Putnam U.S. Holdings I, LLC (“Putnam Holdings”), the parent company of Putnam Management and PIL, in a stock and cash transaction (the “Transaction”). As a result of the Transaction, Putnam Management and PIL became indirect, wholly-owned subsidiaries of Franklin Templeton. The Transaction also resulted in the automatic termination of the investment management contract between the fund and Putnam Management and the sub-management contract for the fund between Putnam Management and PIL that were in place for the fund before the Transaction. However, Putnam Management and PIL continue to provide uninterrupted services with respect to the fund pursuant to new investment management and sub-management contracts that were approved by fund shareholders at a shareholder meeting held in connection with the Transaction and that took effect on January 1, 2024. The terms of the new investment management and sub-management contracts are substantially similar to those of the previous investment management and sub-management contracts, and the fee rates payable under the new investment management and sub-management contracts are the same as the fee rates under the previous investment management and sub-management contracts.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund’s assets are provided by State Street. Custody fees are based on the fund’s asset level, the number of its security holdings and transaction volumes.

Putnam Investor Services, Inc., an affiliate of Putnam Management, provides investor servicing agent functions to the fund. Putnam Investor Services, Inc. was paid a monthly fee for investor servicing at an annual rate of 0.05% of the fund’s average daily net assets. The amounts incurred for investor servicing agent functions during the reporting period are included in Investor servicing fees in the Statement of operations.

54 Premier Income Trust

The fund has entered into expense offset arrangements with Putnam Investor Services, Inc. and State Street whereby Putnam Investor Services, Inc.’s and State Street’s fees are reduced by credits allowed on cash balances. For the reporting period, the fund’s expenses were reduced by $3,775 under the expense offset arrangements.

Each Independent Trustee of the fund receives an annual Trustee fee, of which $312, as a quarterly retainer, has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees also are reimbursed for expenses they incur relating to their services as Trustees.

The fund has adopted a Trustee Fee Deferral Plan (the Deferral Plan) which allows the Trustees to defer the receipt of all or a portion of Trustees fees payable from July 1, 1995 through December 31, 2023. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the Pension Plan) covering all Trustees of the fund who have served as a Trustee for at least five years and were first elected prior to 2004. Benefits under the Pension Plan are equal to 50% of the Trustee’s average annual attendance and retainer fees for the three years ended December 31, 2005. The retirement benefit is payable during a Trustee’s lifetime, beginning the year following retirement, for the number of years of service through December 31, 2006. Pension expense for the fund is included in Trustee compensation and expenses in the Statement of operations. Accrued pension liability is included in Payable for Trustee compensation and expenses in the Statement of assets and liabilities. The Trustees have terminated the Pension Plan with respect to any Trustee first elected after 2003.

Note 3: Purchases and sales of securities

During the reporting period, the cost of purchases and the proceeds from sales, excluding short-term investments, were as follows:

	Cost of purchases	Proceeds from sales
Investments in securities, including TBA commitments (Long-term)	$2,609,129,013	$2,666,437,163
U.S. government securities (Long-term)	—	—
Total	$2,609,129,013	$2,666,437,163

The fund may purchase or sell investments from or to other Putnam funds in the ordinary course of business, which can reduce the fund’s transaction costs, at prices determined in accordance with SEC requirements and policies approved by the Trustees. During the reporting period, purchases or sales of long-term securities from or to other Putnam funds, if any, did not represent more than 5% of the fund’s total cost of purchases and/or total proceeds from sales.

Note 4: Shares repurchased

In September 2023, the Trustees approved the renewal of the repurchase program to allow the fund to repurchase up to 10% of its outstanding common shares over the 365 day period ending September 30, 2024 (based on shares outstanding as of September 30, 2023). Prior to this renewal, the Trustees had approved a repurchase program to allow the fund to repurchase up to 10% of its outstanding common shares over the 365 day period ending September 30, 2023 (based on shares outstanding as of September 30, 2022). Repurchases are made when the fund’s shares are trading at less than net asset value and in accordance with procedures approved by the fund’s Trustees.

For the reporting period, the fund repurchased 446,518 common shares for an aggregate purchase price of $1,529,990, which reflects a weighted-average discount from net asset value per share of 8.13%. The weighted-average discount reflects the payment of commissions by the fund to execute repurchase trades.

For the previous fiscal year, the fund repurchased 2,812,960 common shares for an aggregate purchase price of $10,161,160, which reflected a weighted-average discount from net asset value per share of 8.03%. The weighted-average discount reflected the payment of commissions by the fund to execute repurchase trades.

At the close of the reporting period, Putnam Investments, LLC owned approximately 5,505 shares of the fund (less than 0.01% of the fund’s shares outstanding), valued at $21,249 based on net asset value.

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Note 5: Affiliated transactions

Transactions during the reporting period with any company which is under common ownership or control were as follows:

					Shares
					outstanding
					and fair
	Fair value as	Purchase	Sale	Investment	value as
Name of affiliate	of 7/31/23	cost	proceeds	income	of 1/31/24
Short-term investments
Putnam Government
Money Market Fund
Class G†	$—	$64,949,991	$32,962,128	$298,821	$31,987,863
Putnam Short Term
Investment Fund
Class P‡	36,793,801	11,848,275	12,389,109	1,026,184	36,252,967
Total Short-term
investments	$36,793,801	$76,798,266	$45,351,237	$1,325,005	$68,240,830

† Management fees paid by the fund are reduced by an amount equal to the management fees paid by Putnam Government Money Market Fund with respect to assets invested by the fund in Putnam Government Money Market Fund (Note 2). There were no realized or unrealized gains or losses during the period.

‡ Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.

Note 6: Market, credit and other risks

In the normal course of business, the fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the contracting party to the transaction to perform (credit risk). The fund may be exposed to additional credit risk that an institution or other entity with which the fund has unsettled or open transactions will default. Investments in foreign securities involve certain risks, including those related to economic instability, unfavorable political developments, and currency fluctuations. The fund may invest in higher-yielding, lower-rated bonds that may have a higher rate of default. The fund may invest a significant portion of its assets in securitized debt instruments, including mortgage-backed and asset-backed investments. The yields and values of these investments are sensitive to changes in interest rates, the rate of principal payments on the underlying assets and the market’s perception of the issuers. The market for these investments may be volatile and limited, which may make them difficult to buy or sell.

Note 7: Senior loan commitments

Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities. Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.

56 Premier Income Trust

Note 8: Summary of derivative activity

The volume of activity for the reporting period for any derivative type that was held during the period is listed below and was based on an average of the holdings at the end of each fiscal quarter:

Purchased swap option contracts (contract amount)	$726,500,000
Written swap option contracts (contract amount)	$701,600,000
Futures contracts (number of contracts)	600
Forward currency contracts (contract amount)	$59,700,000
OTC interest rate swap contracts (notional)	$1,300,000
Centrally cleared interest rate swap contracts (notional)	$1,238,700,000
OTC total return swap contracts (notional)	$4,700,000
OTC credit default contracts (notional)	$35,200,000
Centrally cleared credit default contracts (notional)	$14,100,000

The following is a summary of the fair value of derivative instruments as of the close of the reporting period:

Fair value of derivative instruments as of the close of the reporting period
	ASSET DERIVATIVES		LIABILITY DERIVATIVES
Derivatives not
accounted for as	Statement of		Statement of
hedging instruments	assets and		assets and
under ASC 815	liabilities location	Fair value	liabilities location	Fair value
	Receivables, Net
	assets — Unrealized
Credit contracts	appreciation	$5,773,833*	Payables	$3,490,030
Foreign exchange
contracts	Receivables	298,089	Payables	291,709
	Investments,
	Receivables, Net
	assets — Unrealized		Payables, Net assets —
Interest rate contracts	appreciation	16,343,988*	Unrealized depreciation	11,895,516*
Total		$22,415,910		$15,677,255

* Includes cumulative appreciation/depreciation of futures contracts and/or centrally cleared swaps as reported in the fund’s portfolio. Only current day’s variation margin is reported within the Statement of assets and liabilities.

Premier Income Trust 57

The following is a summary of realized and change in unrealized gains or losses of derivative instruments in the Statement of operations for the reporting period (Note 1):

Amount of realized gain or (loss) on derivatives recognized in net gain or (loss) on investments
Derivatives not accounted			Forward
for as hedging instruments			currency
under ASC 815	Options	Futures	contracts	Swaps	Total
Credit contracts	$—	$—	$—	$412,996	$412,996
Foreign exchange contracts	—	—	(619,319)	—	$(619,319)
Interest rate contracts	3,299,493	2,596,272	—	(9,421,606)	$(3,525,841)
Total	$3,299,493	$2,596,272	$(619,319)	$(9,008,610)	$(3,732,164)

Change in unrealized appreciation or (depreciation) on derivatives recognized in net gain or (loss)
on investments
Derivatives not accounted			Forward
for as hedging instruments			currency
under ASC 815	Options	Futures	contracts	Swaps	Total
Credit contracts	$—	$—	$—	$728,037	$728,037
Foreign exchange contracts	—	—	837,769	—	$837,769
Interest rate contracts	2,232,883	(2,977,950)	—	7,007,442	$6,262,375
Total	$2,232,883	$(2,977,950)	$837,769	$7,735,479	$7,828,181

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Premier Income Trust 59

Note 9: Offsetting of financial and derivative assets and liabilities

The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions or borrowing transactions associated with securities sold short, if any, see Note 1. For financial reporting purposes, the fund does not offset financial assets and financial liabilities that are subject to the master netting agreements in the Statement of assets and liabilities.

	Bank of America N.A.	Barclays Bank PLC	Barclays Capital, Inc. (clearing broker)	Citibank, N.A.	Citigroup Global Markets, Inc.	Credit Suisse International	Deutsche Bank AG	Goldman Sachs International	HSBC Bank USA, National Association	JPMorgan Chase Bank N.A.	JPMorgan Securities LLC	Merrill Lynch International	Mizuho Capital Markets LLC	Morgan Stanley & Co. International PLC	NatWest Markets PLC	State Street Bank and Trust Co.	Toronto-Dominion Bank	UBS AG	WestPac Banking Corp.	Total
Assets:
OTC Interest rate
swap contracts*#	$—	$—	$—	$—	$—	$—	$—	$—	$—	$152	$—	$—	$—	$—	$—	$—	$—	$—	$—	$152
Centrally cleared
interest rate swap
contracts§	—	—	9,335,906	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	9,335,906
OTC Total return
swap contracts*#	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
OTC Credit
default
contracts —
protection sold*#	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
OTC Credit
default
contracts —
protection
purchased*#	—	—	—	—	1,644,920	708,787	—	197,246	—	—	730,022	312,704	—	987,543	—	—	—	—	—	4,581,222
Centrally cleared
credit default
contracts§	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Futures
contracts§	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Forward currency
contracts#	12,759	2,411	—	18,397	—	—	—	41,084	24,356	2,373	—	—	—	62,220	79,800	26,887	10,385	14,421	2,996	298,089
Forward
premium swap
option contracts#	2,460,201	231,402	—	796,796	—	—	213,440	371,566	—	2,328,417	—	—	41,446	3,890	—	—	29,725	372,541	—	6,849,424
Total Assets	$2,472,960	$233,813	$9,335,906	$815,193	$1,644,920	$708,787	$213,440	$609,896	$24,356	$2,330,942	$730,022	$312,704	$41,446	$1,053,653	$79,800	$26,887	$40,110	$386,962	$2,996	$21,064,793
Liabilities:
OTC Interest rate
swap contracts*#	—	—	—	—	—	—	—	—	—	2,483	—	—	—	—	—	—	—	—	—	2,483
Centrally cleared
interest rate swap
contracts§	—	—	9,552,469	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	9,552,469
OTC Total return
swap contracts*#	—	—	—	—	—	—	—	—	—	—	—	—	—	255,874	—	—	—	—	—	255,874

60 Premier Income Trust	Premier Income Trust 61

	Bank of America N.A.	Barclays Bank PLC	Barclays Capital, Inc. (clearing broker)	Citibank, N.A.	Citigroup Global Markets, Inc.	Credit Suisse International	Deutsche Bank AG	Goldman Sachs International	HSBC Bank USA, National Association	JPMorgan Chase Bank N.A.	JPMorgan Securities LLC	Merrill Lynch International	Mizuho Capital Markets LLC	Morgan Stanley & Co. International PLC	NatWest Markets PLC	State Street Bank and Trust Co.	Toronto-Dominion Bank	UBS AG	WestPac Banking Corp.	Total
OTC Credit
default
contracts —
protection sold*#	$44,580	$—	$—	$—	$1,869,087	$515,224	$—	$355,232	$—	$—	$166,951	$110,411	$—	$172,671	$—	$—	$—	$—	$—	$3,234,156
OTC Credit
default
contracts —
protection
purchased*#	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Centrally cleared
credit default
contracts§	—	—	84,513	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	84,513
Futures
contracts§	—	—	—	—	—	—	—	—	—	—	312,704	—	—	—	—	—	—	—	—	312,704
Forward currency
contracts#	21,191	669	—	9,103	—	—	—	—	6,453	5,900	—	—	—	74,914	51,653	46,449	12,097	57,255	6,025	291,709
Forward
premium swap
option contracts#	1,288,010	—	—	968,284	—	—	115,055	179,142	—	1,101,080	—	—	149,484	29,554	—	—	12,914	155,057	—	3,998,580
Total Liabilities	$1,353,781	$669	$9,636,982	$977,387	$1,869,087	$515,224	$115,055	$534,374	$6,453	$1,109,463	$479,655	$110,411	$149,484	$533,013	$51,653	$46,449	$25,011	$212,312	$6,025	$17,732,488
Total Financial
and Derivative
Net Assets	$1,119,179	$233,144	$(301,076)	$(162,194)	$(224,167)	$193,563	$98,385	$75,522	$17,903	$1,221,479	$250,367	$202,293	$(108,038)	$520,640	$28,147	$(19,562)	$15,099	$174,650	$(3,029)	$3,332,305
Total collateral
received
(pledged)†##	$1,053,289	$170,000	$—	$(162,194)	$(224,167)	$140,000	$70,000	$—	$—	$1,221,479	$250,367	$198,000	$(108,038)	$320,000	$—	$(19,562)	$—	$86,000	$—
Net amount	$65,890	$63,144	$(301,076)	$—	$—	$53,563	$28,385	$75,522	$17,903	$—	$—	$4,293	$—	$200,640	$28,147	$—	$15,099	$88,650	$(3,029)
Controlled
collateral received
(including TBA
commitments)**	$1,053,289	$170,000	$—	$—	$—	$140,000	$70,000	$—	$—	$1,260,000	$565,000	$198,000	$—	$320,000	$—	$—	$—	$86,000	$—	$3,862,289
Uncontrolled
collateral received	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
Collateral
(pledged)
(including TBA
commitments)**	$—	$—	$—	$(356,524)	$(275,540)	$—	$—	$—	$—	$—	$(111,599)	$—	$(111,599)	$—	$—	$(52,343)	$—	$—	$—	$(907,605)

* Excludes premiums, if any. Included in unrealized appreciation and depreciation on OTC swap contracts on the Statement of assets and liabilities.

** Included with Investments in securities on the Statement of assets and liabilities.

† Additional collateral may be required from certain brokers based on individual agreements.

# Covered by master netting agreement (Note 1).

## Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

§ Includes current day’s variation margin only as reported on the Statement of assets and liabilities, which is not collateralized. Cumulative appreciation/(depreciation) for futures contracts and centrally cleared swap contracts is represented in the tables listed after the fund’s portfolio. Collateral pledged for initial margin on futures contracts and centrally cleared swap contracts, which is not included in the table above, amounted to $913,530 and $4,450,086, respectively.

62 Premier Income Trust	Premier Income Trust 63

Shareholder meeting results (Unaudited)

October 27, 2023 special meeting

At the meeting, a new Management Contract for your fund with Putnam Investment Management, LLC was approved, as follows:

Votes for	Votes against	Abstentions/Votes withheld
41,451,845	5,299,148	1,765,992

At the meeting, a new Sub-Management Contract for your fund between Putnam Investment Management, LLC and Putnam Investments Limited was approved, as follows:

Votes for	Votes against	Abstentions/Votes withheld
41,244,521	5,401,877	1,870,589

All tabulations are rounded to the nearest whole number.

64 Premier Income Trust

Fund information

Investment Manager	Trustees	Jonathan S. Horwitz
Putnam Investment	Kenneth R. Leibler, Chair	Executive Vice President,
Management, LLC	Barbara M. Baumann, Vice Chair	Principal Executive Officer,
100 Federal Street	Liaquat Ahamed	and Compliance Liaison
Boston, MA 02110	Katinka Domotorffy
	Catharine Bond Hill	Kelley Hunt
Investment Sub-Advisor	Jennifer Williams Murphy	AML Compliance Officer
Putnam Investments Limited	Marie Pillai
16 St James’s Street	George Putnam III	Martin Lemaire
London, England SW1A 1ER	Robert L. Reynolds	Vice President and
	Manoj P. Singh	Derivatives Risk Manager
Marketing Services	Mona K. Sutphen
Putnam Retail Management	Jane E. Trust	Alan G. McCormack
Limited Partnership		Vice President and
100 Federal Street	Officers	Derivatives Risk Manager
Boston, MA 02110	Robert L. Reynolds
	President, The Putnam Funds	Denere P. Poulack
Custodian		Assistant Vice President,
State Street Bank	Kevin R. Blatchford	Assistant Clerk, and
and Trust Company	Vice President and	Assistant Treasurer
Assistant Treasurer
Legal Counsel		Janet C. Smith
Ropes & Gray LLP	James F. Clark	Vice President,
	Vice President and	Principal Financial Officer,
	Chief Compliance Officer	Principal Accounting Officer,
and Assistant Treasurer
Michael J. Higgins
	Vice President, Treasurer,	Stephen J. Tate
	and Clerk	Vice President and
Chief Legal Officer

Call 1-800-225-1581 Monday through Friday between 8:00 a.m. and 8:00 p.m. Eastern Time, or visit putnam.com anytime for up-to-date information about the fund’s NAV.

Item 2. Code of Ethics:

Not Applicable

Item 3. Audit Committee Financial Expert:

Not Applicable

Item 4. Principal Accountant Fees and Services:

Not Applicable

Item 5. Audit Committee

Not Applicable

Item 6. Schedule of Investments:

The registrant’s schedule of investments in unaffiliated issuers is included in the report to shareholders in Item 1 above.

Item 7. Disclosure of Proxy Voting Policies and Procedures For Closed-End Management Investment Companies:

Not applicable

Item 8. Portfolio Managers of Closed-End Management Investment Companies

(a) Not applicable

(b) There have been no changes to the list of the registrant’s identified portfolio managers included in the registrant’s report on Form N-CSR for the most recent completed fiscal year.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers:

Registrant Purchase of Equity Securities
				Maximum
			Total Number	Number (or
			of Shares	Approximate
			Purchased	Dollar Value)
			as Part	of Shares
			of Publicly	that May Yet Be
	Total Number	Average	Announced	Purchased
	of Shares	Price Paid	Plans or	under the Plans
Period	Purchased	per Share	Programs*	or Programs**

August 1 – August 31, 2023	—	—	—	7,489,429
September 1 – September 30, 2023	309,960	$3.43	309,960	7,179,469
October 1 – October 31, 2023	—	—	—	9,643,172
November 1 – November 30, 2023	136,558	$3.43	136,558	9,506,614
December 1 – December 31, 2023	—	—	—	9,506,614
January 1 – January 31, 2024	—	—	—	9,506,614

*	In October 2005, the Board of Trustees of the Putnam Funds initiated the closed-end fund share repurchase program, which, as subsequently amended, authorized the fund to repurchase of up to 10% of its fund’s outstanding common shares over the two-years ending October 5, 2007. The Trustees have subsequently renewed the program on an annual basis. The program renewed by the Board in September 2022, which was in effect between October 1, 2022 and September 30, 2023, allowed the fund to repurchase up to 9,917,198 of its shares. The program renewed by the Board in September 2023, which is in effect between October 1, 2023 and September 30, 2024, allows the fund to repurchase up to 9,643,172 of its shares.

**	Information prior to October 1, 2023, is based on the total number of shares eligible for repurchase under the program, as amended through September 2022. Information from October 1, 2023 forward is based on the total number of shares eligible for repurchase under the program, as amended through September 2023.

Item 10. Submission of Matters to a Vote of Security Holders:

Not applicable

Item 11. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 12. Disclosures of Securities Lending Activities for Closed-End Investment Companies:

Not Applicable

Item 13. Recovery of Erroneously Awarded Compensation.

Not Applicable

Item 14. Exhibits:

(a)(1) Not applicable

(a)(2) Not applicable

(a)(3) Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

(b) The certifications required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Premier Income Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer

Date: March 26, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer

Date: March 26, 2024

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer

Date: March 26, 2024